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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)
                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406


          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   253-572-9500

Date of fiscal year end:            DECEMBER 31

Date of reporting period:     January 1, 2004 to June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                                                        RUSSELL INVESTMENT FUNDS

2004 SEMIANNUAL REPORT

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND



JUNE 30, 2004





                                                                    RUSSELL LOGO

Russell Investment Funds

Russell Investment Funds is a "series mutual fund" with five different investment portfolios. These financial statements report on the Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                            Russell Investment Funds

                               Semiannual Report

                           June 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page

Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         9

Non-U.S. Fund........................................................        20

Real Estate Securities Fund..........................................        32

Core Bond Fund.......................................................        34

Notes to Schedules of Investments....................................        44

Statement of Assets and Liabilities..................................        46

Statement of Operations..............................................        50

Statement of Changes in Net Assets...................................        52

Financial Highlights.................................................        54

Notes to Financial Highlights........................................        56

Notes to Financial Statements........................................        57

Disclosure of Information about Fund Directors.......................        67

Manager, Money Managers and Service Providers........................        71

Russell Investment Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further detail. Russell Fund Distributors, Inc., is the distributor of Russell Investment Funds.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.6%
Auto and Transportation - 2.4%
BorgWarner, Inc.                                        2,600             114
Burlington Northern Santa Fe Corp.                      3,300             116
Cooper Tire & Rubber Co.                                2,600              60
CSX Corp.                                              21,200             695
Dana Corp.                                              3,000              59
Delphi Corp.                                           27,700             296
Ford Motor Co.                                         11,600             182
General Motors Corp. (z)                                8,000             373
Gentex Corp.                                            8,200             325
Lear Corp.                                              3,500             206
Magna International, Inc. Class A                         600              51
Norfolk Southern Corp.                                  7,800             207
Skywest, Inc.                                           3,800              66
Southwest Airlines Co.                                 89,700           1,504
Tidewater, Inc.                                        10,950             326
Toyota Motor Corp. - ADR                                5,850             477
Union Pacific Corp.                                       600              36
United Parcel Service, Inc. Class B                    32,900           2,473
                                                                 ------------
                                                                        7,566
                                                                 ------------

Consumer Discretionary - 17.1%
Abercrombie & Fitch Co. Class A                        12,300             477
Activision, Inc. (AE)                                  20,150             320
Advance Auto Parts (AE)                                14,900             658
Aeropostale, Inc. (AE)                                  1,500              40
Apollo Group, Inc. Class A (AE)                         9,600             848
Autonation, Inc. (AE)                                   6,700             115
Autozone, Inc. (AE)                                     4,800             384
Avon Products, Inc.                                     8,880             410
BearingPoint, Inc. (AE)                                18,300             162
Bed Bath & Beyond, Inc. (AE)                           21,300             819
Best Buy Co., Inc.                                     11,800             599
Brink's Co. (The)                                       2,100              72
Carnival Corp.                                          5,900             277
CDW Corp.                                               8,600             548
Cendant Corp.                                         102,900           2,519
Charming Shoppes                                        4,700              42
Chico's FAS, Inc. (AE)                                  9,500             429
Christopher & Banks Corp.                              10,700             189
Circuit City Stores, Inc.                              28,900             374
Claire's Stores, Inc.                                   4,800             104
Clear Channel Communications, Inc.                     37,450           1,384
Coach, Inc. (AE)                                       23,400           1,057
Corinthian Colleges, Inc. (AE)                          4,100             101
Darden Restaurants, Inc.                                8,000             164
DeVry, Inc. (AE)                                        9,400             258

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dillard's, Inc. Class A                                 2,600              58
DIRECTV Group, Inc. (The)                              25,822             442
Eastman Kodak Co.                                      14,000             378
eBay, Inc. (AE)                                        20,680           1,902
Education Management Corp. (AE)                         3,200             105
Electronic Arts, Inc. (AE)                             21,100           1,151
Estee Lauder Cos., Inc. (The) Class A                  11,300             551
Federated Department Stores                             2,200             108
Fisher Scientific International                        12,600             728
Fossil, Inc. (AE)                                       1,800              49
Fox Entertainment Group, Inc. Class A (AE)             33,410             892
Gannett Co., Inc.                                      10,600             899
Gap, Inc. (The)                                        14,600             354
Gillette Co. (The)                                     41,600           1,764
GTECH Holdings Corp.                                    2,000              93
Home Depot, Inc.                                       73,200           2,577
InterActiveCorp (AE)                                   16,570             499
International Game Technology                          11,900             459
Interpublic Group of Cos., Inc.                        23,100             317
Jack in the Box, Inc. (AE)                              2,500              74
JC Penney Co., Inc. Holding Co.                        15,600             589
Jones Apparel Group, Inc.                               2,100              83
Kimberly-Clark Corp.                                   26,100           1,719
Knight-Ridder, Inc.                                     6,600             475
Kohl's Corp. (AE)                                      17,700             748
Leggett & Platt, Inc.                                   1,700              45
Liberty Media Corp. Class A (AE)                       45,220             407
Marriott International, Inc. Class A                   33,350           1,663
Mattel, Inc.                                           32,100             586
May Department Stores Co. (The)                        17,200             473
Maytag Corp.                                            2,000              49
McDonald's Corp.                                       89,700           2,332
Mohawk Industries, Inc. (AE)                              500              37
Newell Rubbermaid, Inc.                                29,900             703
Nike, Inc. Class B                                      7,090             537
Nordstrom, Inc.                                         1,500              64
Office Depot, Inc. (AE)                                 7,400             133
Omnicom Group                                          22,150           1,681
Reader's Digest Association, Inc. (The)                 2,600              42
RR Donnelley & Sons Co.                                15,000             495
Sabre Holdings Corp. Class A                            5,700             158
SCP Pool Corp.                                          1,000              45
Sears Roebuck and Co.                                   5,800             219
Snap-On, Inc. Class C                                   1,500              50
Stanley Works (The)                                     1,000              46
Staples, Inc.                                          28,100             822
Starbucks Corp. (AE)                                    9,850             428

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.              20,500             919
Strayer Education, Inc.                                   500              56
Target Corp.                                           36,300           1,542
Tech Data Corp. (AE)                                    3,000             117
Time Warner, Inc.                                     135,800           2,387
Toro Co.                                                1,000              70
United Auto Group, Inc.                                 1,600              49
VeriSign, Inc. (AE)                                    23,500             468
VF Corp.                                                3,400             166
Viacom, Inc. Class B                                   16,100             575
Viad Corp.                                              1,300              35
Wal-Mart Stores, Inc.                                  26,900           1,419
Walt Disney Co.                                        54,650           1,393
Waste Management, Inc.                                 64,500           1,977
Whirlpool Corp.                                           800              55
Wynn Resorts, Ltd. (AE)(z)                              6,000             232
XM Satellite Radio Holdings, Inc. Class A (AE)          9,700             265
Yahoo!, Inc. (AE)                                      30,920           1,123
                                                                 ------------
                                                                       53,227
                                                                 ------------

Consumer Staples - 7.2%
Altria Group, Inc.                                     16,150             808
Anheuser-Busch Cos., Inc.                              30,000           1,620
Clorox Co.                                             24,700           1,328
Coca-Cola Co. (The)                                    38,800           1,959
Colgate-Palmolive Co.                                  28,300           1,654
Del Monte Foods Co. (AE)                               33,600             341
General Mills, Inc.                                    14,100             670
HJ Heinz Co.                                           19,400             760
Kraft Foods, Inc. Class A                              19,900             630
Kroger Co.                                             15,200             277
PepsiCo, Inc.                                          64,500           3,476
Pilgrim's Pride Corp. (z)                               1,200              35
Procter & Gamble Co.                                   86,420           4,706
RJ Reynolds Tobacco Holdings, Inc. (z)                  2,750             186
Safeway, Inc. (AE)                                      9,200             233
Sanderson Farms, Inc.                                   1,200              64
Sara Lee Corp.                                         48,300           1,110
Supervalu, Inc.                                         5,000             153
Systemco Corp.                                         18,870             677
Unilever NV                                             8,900             610
UST, Inc.                                               4,800             173
Walgreen Co.                                           18,750             679
WM Wrigley Jr Co.                                       3,900             246
                                                                 ------------
                                                                       22,395
                                                                 ------------

Financial Services - 19.8%
ACE, Ltd.                                               2,200              93
Alliance Data Systems Corp. (AE)                        2,400             101

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Allstate Corp. (The)                                   14,700             684
American Express Co.                                   34,670           1,781
American International Group, Inc.                     66,609           4,749
AmeriCredit Corp. (AE)                                 15,200             297
Ameritrade Holding Corp. (AE)                          18,400             209
Archstone-Smith Trust (o)                               5,700             167
Astoria Financial Corp.                                 3,700             135
Automatic Data Processing, Inc.                        11,400             477
Axis Capital Holdings, Ltd.                             7,800             218
Bank of America Corp.                                  80,398           6,804
Bank of New York Co., Inc. (The)                       37,400           1,103
Bank One Corp.                                         14,550             742
BB&T Corp.                                              1,000              37
Capital One Financial Corp.                            16,800           1,149
Checkfree Corp. (AE)                                   17,300             519
Chubb Corp.                                             3,800             259
Cigna Corp.                                            17,070           1,175
Citigroup, Inc.                                       153,889           7,157
CNA Financial Corp. (AE)                                2,100              62
Comerica, Inc.                                         14,100             774
Commerce Bancorp, Inc.                                  3,400             187
Commerce Bancshares, Inc.                              12,300             565
Conseco, Inc. (AE)                                     21,300             424
Deluxe Corp.                                            2,700             117
Dow Jones & Co., Inc.                                  12,000             541
E*Trade Financial Corp. (AE)                           22,800             254
Endurance Specialty Holdings, Ltd.                      6,100             212
Equity Office Properties Trust (o)                     16,900             460
Equity Residential (o)                                  6,800             202
Fannie Mae                                             44,250           3,159
Fidelity National Financial, Inc.                       4,180             156
First American Corp.                                    3,200              83
First Data Corp.                                       24,000           1,068
Fiserv, Inc. (AE)                                      13,400             521
Freddie Mac                                            15,600             987
Goldman Sachs Group, Inc.                              19,960           1,879
Hartford Financial Services Group, Inc.                 4,000             275
Health Care REIT, Inc. (o)                              1,600              52
Hibernia Corp. Class A                                  2,500              61
Huntington Bancshares, Inc.                            17,400             398
IMPAC Mortgage Holdings, Inc. (o)                       2,600              59
Instinet Group, Inc.                                   36,800             194
Jefferson-Pilot Corp.                                   2,300             117
JP Morgan Chase & Co.                                  77,770           3,015
Keycorp                                                26,400             789
Lehman Brothers Holdings, Inc.                          6,500             489

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lincoln National Corp.                                  3,500             165
Manulife Financial Corp.                                2,619             106
Marsh & McLennan Cos., Inc.                            12,350             560
MBIA, Inc.                                              1,500              86
MBNA Corp.                                             26,100             673
Merrill Lynch & Co., Inc.                              20,900           1,128
Metlife, Inc.                                           3,200             115
MGIC Investment Corp. (z)                               2,550             193
Morgan Stanley                                         44,250           2,335
National City Corp.                                    14,700             515
National Commerce Financial Corp.                      18,300             595
Northern Trust Corp.                                    6,300             266
Paychex, Inc.                                          44,550           1,509
Platinum Underwriters Holdings, Ltd.                    9,700             295
PNC Financial Services Group, Inc.                     13,000             690
Prentiss Properties Trust (o)                           1,200              40
Progressive Corp. (The)                                 2,400             205
R&G Financial Corp. Class B                               900              30
Radian Group, Inc.                                      8,200             393
Redwood Trust, Inc. (o)(z)                              1,400              78
Regions Financial Corp.                                 2,500              91
St Paul Travelers Cos., Inc. (The)                     47,254           1,916
SunTrust Banks, Inc.                                    4,500             292
T Rowe Price Group, Inc.                                8,600             433
Torchmark Corp.                                         2,400             129
Union Planters Corp.                                    1,500              45
US Bancorp                                             26,596             733
Wachovia Corp.                                         17,200             765
Waddell & Reed Financial, Inc. Class A                 12,800             283
Washington Mutual, Inc.                                13,200             510
Wells Fargo & Co.                                      12,400             710
XL Capital, Ltd. Class A                                1,000              75
Zions BanCorp.                                          9,300             571
                                                                 ------------
                                                                       61,486
                                                                 ------------

Health Care - 13.1%
Abbott Laboratories                                    16,600             677
Aetna, Inc.                                             4,000             340
AmerisourceBergen Corp.                                 4,700             281
Amgen, Inc.                                            32,990           1,800
Amylin Pharmaceuticals, Inc. (AE)(z)                    9,800             223
Anthem, Inc. (AE)                                       6,100             546
Aventis SA - ADR                                        9,650             734
Barr Pharmaceuticals, Inc. (AE)                           600              20
Baxter International, Inc.                             49,750           1,717
Biogen Idec, Inc. (AE)                                 10,170             643
Boston Scientific Corp. (AE)                           57,770           2,473

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               13,400             328
Cardinal Health, Inc.                                   4,000             280
Caremark Rx, Inc. (AE)                                 25,200             830
Community Health Systems, Inc. (AE)                     2,200              59
Coventry Health Care, Inc. (AE)                         3,000             147
Dade Behring Holdings, Inc. (AE)                        1,100              52
DaVita, Inc. (AE)                                       2,700              83
Eli Lilly & Co.                                        30,500           2,132
Forest Laboratories, Inc. (AE)                          9,650             546
Genentech, Inc. (AE)                                   54,450           3,061
Gilead Sciences, Inc. (AE)                              9,050             606
GlaxoSmithKline PLC - ADR                              16,150             670
Guidant Corp.                                           7,100             397
HCA, Inc.                                               2,000              83
Humana, Inc.                                            7,000             118
IMS Health, Inc.                                        4,400             103
Invitrogen Corp. (AE)                                   6,100             439
IVAX Corp.                                             18,200             437
Johnson & Johnson                                      44,100           2,456
Kinetic Concepts, Inc. (AE)                             5,800             289
King Pharmaceuticals, Inc. (AE)                         3,200              37
McKesson Corp.                                         27,490             944
Medco Health Solutions, Inc. (AE)                      13,400             503
Medtronic, Inc.                                        24,200           1,179
Merck & Co., Inc.                                      26,700           1,268
Mylan Laboratories                                      8,100             164
Omnicare, Inc.                                         12,500             535
Oxford Health Plans, Inc.                               1,800              99
Pacificare Health Systems (AE)                          1,400              54
Pfizer, Inc.                                          251,520           8,623
Province Healthcare Co. (AE)                            2,800              48
Quest Diagnostics                                       2,400             204
Select Medical Corp.                                    3,300              44
St Jude Medical, Inc.                                  11,200             847
Stryker Corp.                                             800              44
Tenet Healthcare Corp.                                 33,700             452
Teva Pharmaceutical Industries, Ltd. - ADR (z)         11,830             796
UnitedHealth Group, Inc.                                9,300             579
Watson Pharmaceuticals, Inc. (AE)                       1,400              38
Wyeth                                                  18,200             658
Zimmer Holdings, Inc. (AE)                             11,760           1,037
                                                                 ------------
                                                                       40,723
                                                                 ------------

Integrated Oils - 3.8%
BP PLC - ADR                                            9,850             528
ChevronTexaco Corp.                                    21,211           1,996
ConocoPhillips                                         34,652           2,644

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                      83,710           3,719
Marathon Oil Corp.                                     45,352           1,716
Occidental Petroleum Corp.                             22,700           1,099
Unocal Corp.                                            7,700             293
                                                                 ------------
                                                                       11,995
                                                                 ------------

Materials and Processing - 4.7%
Acuity Brands, Inc.                                     1,200              32
Alcoa, Inc.                                            59,000           1,949
American Standard Cos., Inc. (AE)                      10,000             403
Archer-Daniels-Midland Co.                             97,696           1,639
Avery Dennison Corp.                                    4,700             301
Bemis Co.                                              15,700             444
Bowater, Inc.                                          14,500             603
Commercial Metals Co.                                   1,100              36
Dow Chemical Co. (The)                                 30,400           1,237
Eastman Chemical Co.                                    3,000             139
Ecolab, Inc.                                           10,100             320
EI Du Pont de Nemours & Co.                            19,334             859
Florida Rock Industries, Inc.                           1,100              46
FMC Corp.                                               2,300              99
Georgia-Pacific Corp.                                   3,100             115
Hercules, Inc.                                          6,800              83
International Paper Co.                                37,300           1,667
Lennar Corp. Class B                                      900              37
Louisiana-Pacific Corp.                                 1,500              35
Lubrizol Corp.                                          4,000             146
Lyondell Chemical Co.                                  19,300             336
Martin Marietta Materials, Inc.                         2,100              93
Masco Corp.                                            19,800             617
MeadWestvaco Corp.                                     27,100             796
Monsanto Co.                                           14,700             566
PPG Industries, Inc.                                    1,900             119
Reliance Steel & Aluminum Co.                           1,400              56
Rohm & Haas Co.                                        16,200             674
RPM International, Inc.                                24,400             371
Sherwin-Williams Co. (The)                              3,600             150
Smurfit-Stone Container Corp. (AE)                      8,900             178
Sonoco Products Co.                                     1,500              38
Temple-Inland, Inc.                                     1,100              76
Texas Industries, Inc.                                    700              29
United States Steel Corp.                               4,200             148
Vulcan Materials Co.                                    2,400             114
                                                                 ------------
                                                                       14,551
                                                                 ------------

Miscellaneous - 4.2%
3M Co.                                                 18,200           1,638
Eaton Corp.                                             2,000             129

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fortune Brands, Inc.                                    1,600             121
General Electric Co.                                  201,270           6,522
Honeywell International, Inc.                          44,900           1,645
ITT Industries, Inc.                                    4,100             340
Johnson Controls, Inc.                                  6,600             352
Teleflex, Inc.                                          5,000             251
Textron, Inc.                                           3,400             202
Tyco International, Ltd.                               53,370           1,769
                                                                 ------------
                                                                       12,969
                                                                 ------------

Other Energy - 1.8%
Apache Corp.                                            8,250             359
Calpine Corp. (AE)                                     53,700             232
El Paso Corp.                                          19,900             157
EOG Resources, Inc.                                    10,100             603
Kerr-McGee Corp.                                        4,100             220
National-Oilwell, Inc. Class C (AE)                     8,300             261
NRG Energy, Inc.                                        5,900             146
Reliant Energy, Inc. (AE)                              78,300             848
Schlumberger, Ltd.                                     32,700           2,077
Williams Cos., Inc.                                    64,800             771
                                                                 ------------
                                                                        5,674
                                                                 ------------

Producer Durables - 3.7%
Agilent Technologies, Inc. (AE)                         9,100             266
Applied Materials, Inc. (AE)                           38,500             755
Boeing Co. (The)                                       20,800           1,063
Caterpillar, Inc.                                      18,410           1,462
Centex Corp.                                            4,200             192
Cooper Industries, Ltd. Class A                         1,500              89
Crane Co.                                               1,400              44
Danaher Corp.                                           7,300             376
Deere & Co.                                             9,800             687
DR Horton, Inc.                                         8,100             230
Emerson Electric Co.                                   11,300             718
Engineered Support Systems, Inc.                        1,050              61
Goodrich Corp.                                          4,750             154
Hovnanian Enterprises, Inc.
   Class A (AE)                                           900              31
Hubbell, Inc. Class B                                   1,300              61
Illinois Tool Works, Inc.                               9,000             863
KB Home                                                 1,000              69
Koninklijke Philips Electronics NV                     36,600             996
Lockheed Martin Corp.                                  17,400             906
Molex, Inc.                                             4,300             138
Northrop Grumman Corp.                                 16,354             878
Parker Hannifin Corp.                                     700              42
Pitney Bowes, Inc.                                      2,400             106

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Polycom, Inc. (AE)                                     23,000             515
Pulte Homes, Inc.                                       4,100             213
United Defense Industries, Inc. (AE)                    1,200              42
United Technologies Corp.                               5,030             460
                                                                 ------------
                                                                       11,417
                                                                 ------------

Technology - 12.5%
3Com Corp. (AE)                                        31,100             194
ADC Telecommunications, Inc. (AE)                      34,600              98
Advanced Micro Devices, Inc. (z)                        3,000              48
Agere Systems, Inc. Class A (AE)                      114,550             263
Altera Corp. (AE)                                       5,100             113
Amdocs, Ltd. (AE)                                      11,400             267
Amphenol Corp. Class A (AE)                             3,800             127
Analog Devices, Inc.                                   20,710             975
Arrow Electronics, Inc.                                 1,300              35
Autodesk, Inc.                                          9,300             398
Avaya, Inc. (AE)                                       24,300             384
Avnet, Inc.                                             2,500              57
BEA Systems, Inc. (AE)                                 25,600             210
Broadcom Corp. Class A (AE)                            18,870             883
Celestica, Inc. (AE)(z)                                 2,200              44
Cisco Systems, Inc. (AE)                              228,230           5,410
Computer Associates International, Inc.                11,380             319
Computer Sciences Corp.                                 5,000             232
Comverse Technology, Inc. (AE)                         12,100             241
Corning, Inc.                                          44,960             587
CSG Systems International (AE)                          2,400              50
Dell, Inc. (AE)                                        85,110           3,050
Electronic Data Systems Corp.                           4,100              79
EMC Corp.                                              34,200             390
Flextronics International, Ltd. (AE)                    3,300              53
General Dynamics Corp.                                    600              60
Hewlett-Packard Co.                                    55,776           1,177
Ingram Micro, Inc. Class A (AE)                         5,600              81
Intel Corp.                                           157,500           4,348
International Business Machines Corp.                  24,750           2,182
Juniper Networks, Inc. (AE)(z)                         22,300             548
Lucent Technologies, Inc. (z)                          40,600             153
Macromedia, Inc. (AE)                                   8,200             201
Maxim Integrated Products                              29,700           1,557
Micron Technology, Inc.                                 6,300              96
Microsoft Corp.                                       183,220           5,234
Motorola, Inc.                                         25,500             465
National Semiconductor Corp. (AE)                       5,300             117
Nortel Networks Corp.                                  59,500             297
Nvidia Corp. (AE)                                      21,100             433
Peoplesoft, Inc. (AE)                                   8,100             150

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PMC - Sierra, Inc. (AE)                                30,100             432
Qualcomm, Inc.                                         37,330           2,724
Raytheon Co.                                            8,600             308
Red Hat, Inc. (AE)                                     19,500             448
Sanmina-SCI Corp. (AE)                                 77,700             707
SAP AG - ADR                                            9,190             384
Siebel Systems, Inc. (AE)                               5,500              59
Silicon Laboratories, Inc. (AE)                         9,200             426
Solectron Corp. (AE)                                   26,500             171
Tellabs, Inc. (AE)                                      4,000              35
Texas Instruments, Inc.                                36,000             870
Vishay Intertechnology, Inc. (AE)                       2,900              54
Xilinx, Inc.                                           13,830             461
                                                                 ------------
                                                                       38,685
                                                                 ------------

Utilities - 6.3%
Allegheny Energy, Inc.                                 44,900             692
Alliant Energy Corp. (z)                                1,900              50
Alltel Corp.                                           13,800             699
America Movil SA de CV
   Series L - ADR                                      15,140             551
American Electric Power Co., Inc.                       8,100             259
AT&T Corp.                                              3,640              53
BellSouth Corp.                                        77,250           2,025
Black Hills Corp.                                       6,300             198
Centerpoint Energy, Inc. (z)                           14,100             162
CMS Energy Corp. (z)                                   11,400             104
Comcast Corp. Class A                                  29,617             830
Comcast Corp. Special Class A                           5,000             138
COX Communications, Inc. Class A (AE)                   2,700              75
Dominion Resources, Inc.                                9,900             624
DTE Energy Co.                                          2,200              89
Edison International                                    7,100             182
Entergy Corp.                                          34,350           1,924
Exelon Corp.                                           19,400             646
FirstEnergy Corp.                                       6,400             239
FPL Group, Inc.                                         8,900             569
Liberty Media International, Inc. Class A (AE)          2,011              75
MDU Resources Group, Inc.                               1,900              46
NII Holdings, Inc. (AE)                                 1,700              57
NiSource, Inc.                                         21,600             445
Northeast Utilities                                     7,200             140
Oneok, Inc.                                            15,400             339
Pepco Holdings, Inc.                                   22,400             409
PG&E Corp.                                              2,000              56

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pinnacle West Capital Corp.                             1,100              44
PPL Corp.                                              16,400             753
Progress Energy, Inc. - CVO (AE)(Y)                     1,300              --
Public Service Enterprise Group, Inc.                  35,550           1,423
Puget Energy, Inc.                                     14,300             313
Qwest Communications International                     38,400             138
SBC Communications, Inc.                               75,200           1,824
Sempra Energy                                           1,800              62
Sprint Corp.                                           10,000             176
TXU Corp.                                               5,600             227
UnitedGlobalCom, Inc. Class A (AE)                     65,280             474
Verizon Communications, Inc.                           62,000           2,244
Wisconsin Energy Corp.                                  1,400              46
Xcel Energy, Inc.                                       5,000              84
                                                                 ------------
                                                                       19,484
                                                                 ------------

TOTAL COMMON STOCKS
(cost $268,515)                                                       300,172
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company
   Money Market Fund                                9,796,000           9,796
State Street Securities Lending Quality Trust
   (N)                                              2,110,220           2,110
United States Treasury Bill (y)(s)
   1.596% due 09/09/04                                  1,000             997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,903)                                                         12,903
                                                                 ------------

TOTAL INVESTMENTS - 100.8%
(identified cost $281,418)                                            313,075

OTHER ASSETS AND LIABILITIES,
NET - (0.8%)                                                           (2,442)
                                                                 ------------

NET ASSETS - 100.0%                                                   310,633
                                                                 ============
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/04 (7)                            2,132                4

S&P 500 E-Mini Index
   expiration date 09/04 (8)                              456               --

S&P 500 Index
   expiration date 09/04 (4)                            1,140                6

S&P Midcap 400 Index
   expiration date 09/04 (24)                           7,299              114
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  124
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 3.6%
AAR Corp.                                              30,400             345
Airtran Holdings, Inc. (AE)(z)                         12,200             173
Alaska Air Group, Inc.                                  7,100             169
Arctic Cat, Inc.                                        2,109              58
ArvinMeritor, Inc.                                      4,300              84
Autoliv, Inc.                                          12,700             536
Aviall, Inc.                                            2,700              51
Collins & Aikman Corp.                                  7,200              40
Dana Corp.                                             15,100             296
Dura Automotive Systems, Inc. Class A (AE)              2,300              21
EGL, Inc. (AE)                                         11,600             309
Forward Air Corp. (AE)                                  4,600             172
Genesee & Wyoming, Inc. Class A (AE)                   19,850             470
Gentex Corp.                                            4,600             183
Grupo TMM SA - ADR                                     20,300              50
Heartland Express, Inc.                                 8,339             228
HUB Group, Inc. Class A (AE)                            1,400              48
JB Hunt Transport Services, Inc.                        5,600             216
Kansas City Southern                                    8,700             135
Marten Transport, Ltd. (AE)                             1,500              28
Navistar International Corp.                            6,000             233
Nordic American Tanker Shipping (z)                     3,000              99
Old Dominion Freight Line (AE)                         10,700             315
Oshkosh Truck Corp.                                     6,000             344
Overnite Corp.                                          3,500             103
Overseas Shipholding Group                              3,500             154
Pacer International, Inc. (AE)                         18,800             348
Pinnacle Airlines Corp. (AE)                            1,700              19
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)                                            3,600              22
SCS Transportation, Inc. (AE)                           1,500              40
Skywest, Inc.                                          10,500             183
Stoneridge, Inc. (AE)                                   1,200              20
TBC Corp. (AE)                                          1,500              36
Tenneco Automotive, Inc.                                9,400             124
Visteon Corp.                                          26,300             307
Wabash National Corp.                                   5,900             163
Wabtec Corp.                                           12,800             231
                                                                 ------------
                                                                        6,353
                                                                 ------------

Consumer Discretionary - 20.8%
4Kids Entertainment, Inc. (AE)                         10,600             254
Aaron Rents, Inc.                                      12,000             398
Abercrombie & Fitch Co. Class A                         3,200             124
Activision, Inc. (AE)                                  35,600             566

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Advance Auto Parts (AE)                                 9,600             424
Advo, Inc.                                             17,250             568
Aeropostale, Inc. (AE)                                 18,650             502
Alderwoods Group, Inc. (AE)                            10,800             132
Alliance Gaming Corp. (AE)                              7,500             129
AMC Entertainment, Inc.                                 3,000              46
America's Car Mart, Inc. (AE)                           3,100              93
Ameristar Casinos, Inc.                                 3,000             101
AnnTaylor Stores Corp. (AE)                             3,450             100
Applebees International, Inc.                           1,500              35
Applica, Inc.                                           9,100              81
Arbitron, Inc.                                         13,300             486
Asbury Automotive Group, Inc. (AE)                      3,500              53
Ask Jeeves (AE)                                         1,600              62
Big 5 Sporting Goods Corp. (AE)                         5,100             134
Blockbuster, Inc. Class A (z)                           3,100              47
Boca Resorts, Inc. Class A (AE)                         2,600              52
Borders Group, Inc.                                    10,000             234
Boyd Gaming Corp.                                       5,500             146
Bright Horizons Family Solutions, Inc. (AE)               900              48
Brink's Co. (The)                                      36,000           1,232
Brookstone, Inc. (AE)                                  12,550             252
Career Education Corp. (AE)                             2,400             109
Carmike Cinemas, Inc.                                   6,200             245
Carter's, Inc. (AE)                                       800              23
CEC Entertainment, Inc. (AE)                            2,000              59
Central European Distribution Corp. (AE)(z)             1,650              43
Charlotte Russe Holding, Inc. (AE)                     16,600             355
Charming Shoppes                                       23,000             205
Choice Hotels International, Inc.                       8,400             421
ChoicePoint, Inc. (AE)                                 11,833             540
Claire's Stores, Inc.                                   7,900             171
Coldwater Creek, Inc. (AE)                              1,500              40
Concorde Career Colleges, Inc. (AE)(z)                  6,083             106
Consolidated Graphics, Inc. (AE)                        4,400             194
Copart, Inc. (AE)                                       9,400             251
Corinthian Colleges, Inc. (AE)                          5,200             129
Corporate Executive Board Co.                           8,900             514
Corrections Corp. of America                            5,400             213
Cox Radio, Inc. Class A (AE)                           10,000             174
Dave & Buster's, Inc. (AE)                              3,900              73
Deckers Outdoor Corp. (AE)(z)                           1,400              41
Dick's Sporting Goods, Inc. (AE)                        3,400             113
Digital Theater Systems, Inc. (AE)                      7,800             204
Dillard's, Inc. Class A                                13,400             299
Dollar Thrifty Automotive Group (AE)                   25,100             689
Dollar Tree Stores, Inc. (AE)                           2,300              63

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dress Barn, Inc. (AE)                                   2,000              34
Earthlink, Inc. (AE)                                   11,600             120
Education Management Corp. (AE)                        16,500             542
Electronics Boutique Holdings Corp. (AE)                7,100             187
Entercom Communications Corp. (AE)                      5,900             220
Exponent, Inc. (AE)                                     1,600              43
Finish Line Class A (AE)                                3,200              97
Fisher Scientific International                         2,600             150
Gaylord Entertainment Co.                               3,300             104
Genesco, Inc. (AE)                                      4,200              99
Geo Group, Inc. (The) (AE)                              1,000              20
Getty Images, Inc. (AE)                                10,400             624
Gevity HR, Inc.                                        14,398             377
Gold Spot US Dollars Per Troy Ounce 2003
   Warrants (AE)                                       12,300             266
Goody's Family Clothing, Inc.                           2,800              29
Gray Television, Inc.                                  14,600             203
GTECH Holdings Corp.                                   13,700             634
Guess ?, Inc. (AE)                                      3,200              52
Guitar Center, Inc. (AE)                                4,000             178
Handleman Co.                                          12,200             283
Harman International Industries, Inc.                     800              73
Harte-Hanks, Inc.                                       5,100             124
Hasbro, Inc.                                           18,700             355
Haverty Furniture Cos., Inc.                           13,900             243
Hearst-Argyle Television, Inc.                         36,400             938
Helen of Troy, Ltd. (AE)                                4,300             159
Hewitt Associates, Inc. Class A (AE)                   16,900             465
Hibbett Sporting Goods, Inc. (AE)                       1,500              41
Hilton Hotels Corp.                                     9,000             168
Hollinger International, Inc. Class A                   4,800              81
Hooker Furniture Corp.                                  1,700              34
IKON Office Solutions, Inc.                             2,700              31
Insight Enterprises, Inc. (AE)                         11,200             199
International Speedway Corp. Class A                    2,700             131
ITT Educational Services, Inc.                          1,500              57
Jack in the Box, Inc. (AE)                              6,700             199
Jarden Corp. (AE)                                       5,100             184
Jo-Ann Stores, Inc. (AE)                                5,400             159
Jones Apparel Group, Inc.                               6,600             261
Journal Register Co. (AE)                               4,000              80
Kellwood Co.                                           11,800             514
Korn/Ferry International (AE)(z)                        2,900              56
Labor Ready, Inc. (AE)                                 13,400             208
Lamar Advertising Co. Class A (AE)                      5,900             256
Landry's Restaurants, Inc.                              2,600              78
Laureate Education, Inc. (AE)                           4,500             172
La-Z-Boy, Inc. Class C                                  4,300              77

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leapfrog Enterprises, Inc. (AE)(z)                      7,700             153
Lee Enterprises, Inc.                                   4,200             202
Lithia Motors, Inc. Class A                             9,000             223
LKQ Corp. (AE)                                          3,000              56
Lone Star Steakhouse & Saloon                           5,400             147
MTR Gaming Group, Inc. (AE)                             2,000              22
Magellan Health Services, Inc. (AE)                     7,500             251
Marcus Corp.                                           10,000             173
MarineMax, Inc. (AE)                                    3,300              95
Marvel Enterprises, Inc. (AE)                           6,150             120
Media General, Inc. Class A                             2,800             180
Monro Muffler, Inc. (AE)                                1,900              46
Movado Group, Inc.                                      7,800             135
Movie Gallery, Inc.                                     4,600              90
MPS Group, Inc. (AE)                                   45,300             549
MSC Industrial Direct Co. Class A                       3,900             128
Nautilus Group, Inc. (z)                               16,600             324
Neiman-Marcus Group, Inc. Class A                       3,200             178
Nu Skin Enterprises, Inc. (z)                           1,500              38
O'Reilly Automotive, Inc. (AE)                          1,500              68
Oxford Industries, Inc. (z)                             2,500             109
Papa John's International, Inc. (AE)(z)                 1,100              32
Payless Shoesource, Inc. (AE)                           4,000              60
PEP Boys-Manny Moe & Jack                               5,900             150
Petco Animal Supplies, Inc. (AE)                        6,100             196
Petsmart, Inc.                                          4,500             146
Pier 1 Imports, Inc.                                    7,000             124
Playtex Products, Inc. (AE)                             8,900              70
Polo Ralph Lauren Corp.                                14,900             513
Pre-Paid Legal Services, Inc. (AE)(z)                   4,700             112
Pulitzer, Inc.                                          3,900             191
Radio One, Inc. Class D (AE)                           25,500             408
Red Robin Gourmet Burgers, Inc. (AE)(z)                 1,400              38
Regal Entertainment Group Class A                      15,400             279
Regis Corp.                                             5,900             263
Rent-A-Center, Inc. (AE)                               12,800             383
Rent-Way, Inc. (AE)(z)                                  2,700              24
Republic Services, Inc.                                 6,700             194
Retail Ventures, Inc. (AE)                              1,500              12
RR Donnelley & Sons Co.                                 8,518             281
Ruby Tuesday, Inc.                                      4,500             124
Sabre Holdings Corp. Class A                            5,900             163
Saks, Inc.                                             44,900             674
Scholastic Corp. (AE)                                   4,100             123
Scientific Games Corp. Class A (AE)                    27,200             521
SCP Pool Corp.                                         14,400             648
Service Corp. International                            21,900             161

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ShopKo Stores, Inc. (z)                                16,100             228
Shuffle Master, Inc. (AE)(z)                            3,300             120
Skechers U.S.A., Inc. Class A (AE)                      5,400              70
Snap-On, Inc. Class C                                   7,000             235
Sonic Automotive, Inc.                                  7,800             173
Source Interlink Cos., Inc. (AE)                        2,100              23
Sourcecorp (AE)                                        14,300             394
Speedway Motorsports, Inc. (z)                         15,000             502
Spherion Corp. (AE)                                     9,200              93
Stage Stores, Inc. (AE)(z)                             12,700             478
Steak N Shake Co. (The)                                 4,700              86
Stein Mart, Inc. (AE)                                   4,800              78
Steinway Musical Instruments (AE)                         600              21
Stewart Enterprises, Inc. Class A                      30,400             247
Strayer Education, Inc.                                   800              89
Tech Data Corp. (AE)                                    8,200             321
Tele2 AB Class A - ADR (AE)(z)                         13,200             410
TeleTech Holdings, Inc. (AE)                           10,000              88
Tetra Tech, Inc. (AE)                                   6,825             111
Thomas Nelson, Inc.                                     2,000              45
Tiffany & Co.                                           2,700              99
Toro Co.                                                9,600             673
Trans World Entertainment (AE)(z)                       8,200              82
Unifirst Corp.                                          3,100              90
United Auto Group, Inc.                                 5,300             162
United Stationers, Inc.                                 4,000             159
Universal Technical Institute, Inc. (AE)                1,900              76
Vail Resorts, Inc. (AE)                                 3,400              65
Valassis Communications, Inc.                           3,800             116
Valueclick, Inc. (AE)                                  13,400             161
Ventiv Health, Inc. (AE)                                4,500              70
VeriSign, Inc. (AE)                                    13,800             275
Warnaco Group, Inc. (The) (AE)                          2,700              57
Watson Wyatt & Co. Holdings                             3,200              85
Weight Watchers International, Inc. (AE)                2,900             114
WESCO International, Inc. (AE)                          5,600             103
West Corp. (AE)                                         8,200             214
Wolverine World Wide, Inc.                                600              16
Zale Corp. (AE)                                         1,200              33
                                                                 ------------
                                                                       36,817
                                                                 ------------

Consumer Staples - 2.3%
7-Eleven, Inc. Class C (AE)                             6,100             109
Adolph Coors Co. Class B                                2,700             195
Chiquita Brands International, Inc. (AE)                  700              15
Church & Dwight, Inc.                                   1,700              78
Constellation Brands, Inc. Class A (AE)                13,200             490
Del Monte Foods Co. (AE)                                7,500              76

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DIMON, Inc.                                             2,500              14
Duane Reade, Inc. (AE)                                  3,700              60
Great Atlantic & Pacific Tea Co. (z)                   10,500              80
Lance, Inc.                                             2,500              39
Longs Drug Stores Corp.                                 7,100             169
M&F Worldwide Corp. (AE)                                7,300             100
Nash Finch Co. (z)                                     13,400             335
Natures Sunshine Prods, Inc.                            3,700              53
NBTY, Inc. (AE)                                        11,600             341
Nutraceutical International Corp. (AE)                  5,600             119
Pathmark Stores, Inc. (AE)                             25,600             195
PepsiAmericas, Inc.                                     7,100             151
Pilgrim's Pride Corp. (z)                              12,400             359
Robert Mondavi Class A (AE)                             1,800              67
Ruddick Corp.                                           4,000              90
Sanderson Farms, Inc. (z)                              12,900             692
Smart & Final, Inc.                                     2,900              35
Standard Commercial Corp.                               1,200              22
Tyson Foods, Inc. Class A                               4,500              94
Universal Corp.                                         3,200             163
                                                                 ------------
                                                                        4,141
                                                                 ------------

Financial Services - 17.5%
Advent Software, Inc. (AE)                              8,600             155
AG Edwards, Inc.                                        9,900             337
Alleghany Corp.                                           153              44
Alliance Data Systems Corp. (AE)                       21,500             908
Allmerica Financial Corp.                               2,500              85
AMB Property Corp. (o)                                  8,400             291
American Financial Group, Inc.                          6,300             193
American Home Mortgage Investment Corp. (o)(z)          5,900             153
AmeriCredit Corp. (AE)(z)                              25,900             506
AmerUs Group Co. (z)                                    1,800              75
AMLI Residential Properties Trust (o)                   1,600              47
Anthracite Capital, Inc. (o)                           17,200             206
Arden Realty, Inc. (o)                                  3,800             112
Ashford Hospitality Trust, Inc. (AE)(o)                15,200             127
Associated Banc-Corp                                   15,315             454
Associated Estates Realty Corp. (o)(z)                  2,600              21
Assured Guaranty, Ltd. (AE)                            10,800             183
Asta Funding, Inc. (z)                                  5,200              90
Astoria Financial Corp.                                 7,700             282
AvalonBay Communities, Inc. (o)                         5,200             294
Bancorpsouth, Inc. (z)                                    900              20
Bank Mutual Corp.                                      18,200             198
Bank of Hawaii Corp.                                   19,300             873
Bankunited Financial Corp. Class A                      3,000              77

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BOK Financial Corp. (AE)                                1,030              40
Boykin Lodging Co. (o)                                  2,200              17
Brookline Bancorp, Inc.                                13,500             198
Capital Automotive REIT (o)                             8,500             249
Capital Trust Class A (z)                               2,600              69
CapitalSource, Inc. (AE)                               11,500             281
Capstead Mortgage Corp. (o)(z)                          3,400              46
Cash America International, Inc.                        5,100             117
CBL & Associates Properties, Inc. (o)                   3,700             204
CCC Information Services Group (AE)                       600              10
Central Pacific Financial Corp.                           700              19
Certegy, Inc.                                           5,500             213
Charter Municipal Mortgage Acceptance Co.               4,800              94
Chemical Financial Corp.                                  700              26
CIT Group, Inc.                                         5,000             191
City Holding Co.                                          600              19
City National Corp.                                     2,900             191
Colonial BancGroup, Inc. (The)                         12,200             222
Commerce Group, Inc.                                    2,000              99
Commercial Federal Corp.                                5,000             136
Commercial Net Lease Realty (o)(z)                     13,500             232
Community Bank System, Inc.                            12,600             287
CompuCredit Corp. (AE)                                 19,700             341
Cornerstone Realty Income Trust, Inc. (o)(z)              700               6
Corus Bankshares, Inc.                                  2,600             107
Credit Acceptance Corp. (AE)(z)                         3,200              48
CVB Financial Corp.                                     1,100              24
Cybersource Corp. (AE)                                  6,600              55
Diamond Rock Hospitality Co. (o)                       20,800             209
Doral Financial Corp.                                   4,650             160
Downey Financial Corp.                                  3,700             197
Eastgroup Properties (o)                                2,000              67
eFunds Corp. (AE)                                       7,000             123
Encore Capital Group, Inc. (AE)                         3,500              46
Entertainment Properties Trust (o)                      2,100              75
Equifax, Inc.                                          12,400             307
Equity Inns, Inc. (o)                                   3,800              35
Equity One, Inc. (o)(z)                                13,200             239
Euronet Worldwide, Inc. (AE)                            4,800             111
Fair Isaac Corp.                                        5,037             168
Falck SPA (AE)                                          6,400             211
FBL Financial Group, Inc. Class A                       1,200              34
Fidelity Bankshares, Inc.                                 800              28
Fieldstone Investment Corp. (AE)(Y)                    13,100             206
First American Corp.                                   19,300             500
First Bancorp Puerto Rico                                 600              24

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Commonwealth Financial Corp. (z)                  4,900              64
First Midwest Bancorp, Inc.                             1,900              67
First Niagara Financial Group, Inc.                    27,100             325
FirstFed Financial Corp.                                3,600             150
Flagstar Bancorp, Inc.                                  1,500              30
Flushing Financial Corp.                                1,200              21
Fremont General Corp. (z)                               5,300              94
Friedman Billings Ramsey Group, Inc. Class A
   (o)(z)                                              12,600             249
Fulton Financial Corp.                                  1,681              34
Gabelli Asset Management, Inc. Class A (z)              6,500             276
GATX Corp.                                              5,700             155
Getty Realty Corp. (o)                                  1,900              48
Global Payments, Inc. (z)                              15,100             680
Greater Bay Bancorp (z)                                 6,600             191
Hancock Holding Co.                                       800              23
Health Care Property Investors, Inc. (o)                  900              22
Health Care REIT, Inc. (o)(z)                           8,500             276
HealthExtras, Inc. (AE)                                14,800             245
Heritage Property Investment Trust (o)                  4,000             108
Hospitality Properties Trust (o)                        1,800              76
HRPT Properties Trust (o)                              40,500             405
Hudson United Bancorp                                   2,700             101
IberiaBank Corp. (z)                                      500              30
IMPAC Mortgage Holdings, Inc. (o)                       9,500             214
Independent Bank Corp.                                    990              25
IndyMac Bancorp, Inc.                                     700              22
Innkeepers USA Trust (o)                                3,800              39
Instinet Group, Inc.                                   17,000              90
Investors Financial Services Corp.                      8,800             384
iPayment, Inc. (AE)                                     8,889             364
iShares Russell 2000 Value Index Fund (z)               5,600             964
Jack Henry & Associates, Inc.                          10,600             213
Jefferies Group, Inc.                                   6,300             195
Jermyn Investments (AE)(Y)                             19,400             291
Jones Lang LaSalle, Inc. (AE)                           1,400              38
Kilroy Realty Corp. (o)                                   500              17
Koger Equity, Inc. (o)                                  8,400             194
La Quinta Corp.                                        35,600             299
LandAmerica Financial Group, Inc.                      14,600             568
LaSalle Hotel Properties (o)                            1,800              44
Legg Mason, Inc.                                        2,000             182
LTC Properties, Inc. (o)(z)                             3,500              58
Luminent Mortgage Capital, Inc. (o)                    16,800             202
Macatawa Bank Corp.                                     5,200             143
Mack-Cali Realty Corp. (o)                              3,900             161

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manufactured Home Communities, Inc. (o)                 4,900             163
Markel Corp. (AE)                                       1,450             402
Marlin Business Services, Inc. (AE)                     2,300              35
MB Financial Corp.                                        750              28
Meadowbrook Insurance Group, Inc.                      41,100             218
Meristar Hospitality Corp. (o)                         16,600             114
Mid-America Apartment Communities, Inc. (o)             1,400              53
Moody's Corp.                                           1,200              78
National Health Investors, Inc. (o)                     9,400             256
National Penn Bancshares, Inc. (z)                        630              19
National Processing, Inc. (AE)                          2,500              72
Nationwide Health Properties, Inc. (o)                  1,700              32
NDCHealth Corp.                                         5,700             132
New Century Financial Corp. (z)                        11,800             552
Newcastle Investment Corp. (o)                          4,000             120
Novastar Financial, Inc. (o)(z)                           600              23
Nuveen Investments, Inc. Class A                        7,400             198
OceanFirst Financial Corp.                              1,703              41
Ohio Casualty Corp.                                     6,800             137
Pacific Capital Bancorp                                 1,466              41
Parkvale Financial Corp.                                3,757              99
People's Bank                                           6,700             209
PFF Bancorp, Inc.                                       5,320             198
Philadelphia Consolidated Holding Co. (AE)              1,500              90
Phoenix Cos., Inc. (The) (z)                            2,700              33
Popular, Inc.                                           1,200              51
Prentiss Properties Trust (o)                           6,400             215
PrivateBancorp, Inc. (z)                                4,000             110
Protective Life Corp.                                   7,300             282
Provident Bancorp, Inc.                                 3,000              34
Provident Bankshares Corp.                              1,500              43
Provident Financial Group, Inc. (z)                     5,100             201
Providian Financial Corp.                              23,200             340
PS Business Parks, Inc. (o)                             4,700             189
PXRE Group, Ltd.                                        7,600             192
Quanta Capital Holdings, Ltd. (AE)                     20,800             223
R&G Financial Corp. Class B                             3,400             112
Radian Group, Inc.                                      3,700             177
Raymond James Financial, Inc.                           9,600             254
Reckson Associates Realty Corp. (o)                     4,800             132
Redwood Trust, Inc. (o)(z)                              5,100             284
Regency Centers Corp. (o)                                 800              34
Republic Bancorp, Inc.                                  3,700              51
Ryder System, Inc.                                      7,900             317
Selective Insurance Group                               7,200             287

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Senior Housing Properties Trust (o)                    21,800             366
Silicon Valley Bancshares                              12,600             500
SL Green Realty Corp. (o)(z)                            1,400              66
Sotheby's Holdings Class A                                330               5
Sovran Self Storage, Inc. (o)                           1,100              42
Stancorp Financial Group, Inc.                          2,800             188
Sterling Bancorp                                        2,090              58
Stewart Information Services Corp.                     13,100             442
Summit Properties, Inc. (o)                             2,400              62
Susquehanna Bancshares, Inc.                            1,200              30
TCF Financial Corp.                                     2,400             139
Texas Regional Bancshares, Inc. Class A                   825              38
UCBH Holdings, Inc.                                     4,500             178
UMB Financial Corp.                                       500              26
United Bankshares, Inc.                                 2,000              65
United Community Banks, Inc.                              900              23
Universal Health Realty Income Trust (o)                  900              26
Washington Mutual, Inc. 2005 Warrants (AE)             44,300               5
Washington Real Estate Investment Trust (o)             5,500             162
Webster Financial Corp.                                 3,000             141
Weingarten Realty Investors (o)                        10,200             319
WellChoice, Inc. (AE)                                   6,800             282
WesBanco, Inc.                                            600              17
WFS Financial, Inc. (AE)                                1,100              54
Whitney Holding Corp.                                   2,200              98
World Acceptance Corp. (AE)                            10,700             196
WR Berkley Corp.                                        1,100              47
WSFS Financial Corp.                                    3,500             170
                                                                 ------------
                                                                       31,005
                                                                 ------------

Health Care - 13.6%
Abaxis, Inc. (AE)                                         800              15
Abgenix, Inc. (AE)                                     14,300             168
Able Laboratories, Inc. (AE)(z)                         7,800             160
Accelrys, Inc. (AE)                                    14,500             143
Accredo Health, Inc. (AE)                               4,700             183
Advanced Medical Optics, Inc. (AE)                      1,800              77
Align Technology, Inc. (AE)                            13,382             254
Alpharma, Inc. Class A                                  6,600             135
American Medical Security Group, Inc.                   1,300              35
American Medical Systems Holdings, Inc. (AE)           10,070             339
Analogic Corp.                                          3,700             157
Apogent Technologies, Inc. (AE)                         1,900              61

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Applera Corp. - Celera Genomics Group (AE)             19,800             228
Arthrocare Corp. (AE)(z)                                7,800             227
Atherogenics, Inc. (AE)(z)                              1,500              29
Atrix Labs, Inc. (AE)                                   4,300             147
Axcan Pharma, Inc. (AE)(z)                              6,600             139
Beckman Coulter, Inc.                                   4,600             281
Beverly Enterprises, Inc. (AE)                          4,800              41
Bio-Rad Laboratories, Inc. Class A (AE)                 2,800             165
Candela Corp. (AE)                                     19,900             195
Cephalon, Inc. (AE)(z)                                  5,400             292
Charles River Laboratories International, Inc.
   (AE)                                                 1,400              68
Chattem, Inc.                                           1,200              35
Community Health Systems, Inc. (AE)                    14,700             394
Cooper Cos., Inc.                                       2,200             139
Covance, Inc. (AE)                                      3,300             127
CR Bard, Inc.                                           1,000              57
Cytyc Corp. (AE)                                        7,600             193
Dade Behring Holdings, Inc. (AE)                       25,900           1,230
Datascope Corp.                                           900              36
DaVita, Inc. (AE)                                      33,051           1,018
Digene Corp. (AE)                                         800              29
DJ Orthopedics, Inc. (AE)                               2,600              60
Edwards Lifesciences Corp. (AE)                         7,200             251
Elan Corp. PLC - ADR (AE)(z)                            7,700             190
Endo Pharmaceuticals Holdings, Inc. (AE)                8,600             202
Eon Labs, Inc. (AE)(z)                                  1,100              45
eResearch Technology, Inc. (AE)(z)                     21,800             610
Genencor International, Inc. (AE)                       9,000             147
Gen-Probe, Inc. (AE)                                   21,300           1,007
Gentiva Health Services, Inc.                           3,900              63
Given Imaging, Ltd. (AE)                                6,807             241
Health Net, Inc. (AE)                                  14,100             374
Healthsouth Corp. (AE)(z)                              27,600             166
Henry Schein, Inc. (AE)                                 1,300              82
Humana, Inc.                                           41,500             701
Idexx Laboratories, Inc. (AE)                             600              38
Impax Laboratories, Inc. (AE)                           1,500              29
Inamed Corp. (AE)                                       3,700             233
Intuitive Surgical, Inc. (AE)                           8,900             169
Inveresk Research Group, Inc. (AE)                     13,051             402
Invitrogen Corp. (AE)                                   3,000             216
Kindred Healthcare, Inc. (AE)(z)                       13,600             358
Kos Pharmaceuticals, Inc. (AE)                         10,900             359
Kosan Biosciences, Inc. (AE)                           13,700             108
Kyphon, Inc. (AE)                                       1,600              45
LabOne, Inc.                                            2,200              70
LifePoint Hospitals, Inc. (AE)                         11,700             435

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc. Class B (AE)              12,100             210
Lincare Holdings, Inc. (AE)                            10,000             329
Manor Care, Inc.                                       10,600             346
Martek Biosciences Corp. (AE)(z)                        5,500             309
Matria Healthcare, Inc. (AE)(z)                         1,000              25
Maxygen, Inc. (AE)                                      1,500              16
Medarex, Inc. (AE)(z)                                  42,600             311
Medcath Corp. (AE)(z)                                   1,100              22
Medicis Pharmaceutical Class A                          5,500             220
MGI Pharma, Inc. (AE)                                   5,800             157
Microtek Medical Holdings, Inc. (AE)(z)                 6,100              31
Millennium Pharmaceuticals, Inc. (AE)                   7,000              97
Millipore Corp.                                         2,300             130
Myriad Genetics, Inc. (AE)(z)                           6,100              91
Nabi Biopharmaceuticals (AE)                           10,544             150
NeighborCare, Inc. (AE)                                 4,100             128
Noven Pharmaceuticals, Inc. (AE)                        5,600             123
Ocular Sciences, Inc. (AE)                              3,800             144
Omnicare, Inc.                                          8,700             372
Orthofix International NV (AE)                          4,100             175
Pacificare Health Systems (AE)(z)                      11,600             448
Par Pharmaceutical Cos., Inc.                           5,700             201
Parexel International Corp. (AE)(z)                     5,900             117
Pediatrix Medical Group, Inc. (AE)                      9,300             650
Perrigo Co.                                             4,300              82
Pharmacopeia Drug Discovery, Inc. (AE)                  9,650              55
Protein Design Labs, Inc. (AE)                          8,400             161
Province Healthcare Co. (AE)                           18,300             314
QLT, Inc. (AE)                                          9,400             188
Renal Care Group, Inc. (AE)                            12,200             404
Respironics, Inc. (AE)                                 13,400             787
Salix Pharmaceuticals, Ltd. (AE)                       19,321             637
Select Medical Corp.                                    8,500             114
Sepracor, Inc. (AE)                                     3,600             190
Serologicals Corp. (AE)(z)                              6,100             122
SFBC International, Inc. (AE)                           6,500             204
Sierra Health Services (AE)(z)                          4,300             192
Stericycle, Inc. (AE)                                   6,500             336
Sybron Dental Specialties, Inc. (AE)                    9,466             283
Telik, Inc. (AE)(z)                                     2,200              53
Thoratec Corp. (AE)                                    13,300             143
TLC Vision Corp. (AE)                                   4,700              55
Triad Hospitals, Inc. (AE)                              8,400             313
Universal Health Services, Inc. Class B                 5,600             257
VCA Antech, Inc. (AE)                                   9,500             426
Ventana Medical Systems (AE)                            6,500             309
Vicuron Pharmaceuticals, Inc. (AE)                      1,500              19

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                        500              21
Wright Medical Group, Inc. (AE)                         2,300              82
Zymogenetics, Inc. (AE)                                 5,000              95
                                                                 ------------
                                                                       24,042
                                                                 ------------

Integrated Oils - 0.1%
KCS Energy, Inc.                                       11,700             156
                                                                 ------------

Materials and Processing - 7.8%
Albany International Corp. Class A                      4,200             141
Aptargroup, Inc.                                        2,700             118
Arch Chemicals, Inc.                                    1,800              52
Armor Holdings, Inc. (AE)                               5,100             173
Ashland, Inc.                                           8,600             454
Ball Corp.                                              5,900             425
Barnes Group, Inc.                                      1,400              41
Bluegreen Corp. (z)                                     2,900              40
Brady Corp. Class A                                     1,000              46
Brookfield Homes Corp.                                 16,600             435
Brush Engineered Materials, Inc.                        2,200              42
Building Material Holding Corp.                         1,300              25
Cabot Corp.                                             9,400             383
Calgon Carbon Corp. (z)                                29,800             200
Carpenter Technology                                   17,000             579
CB Richard Ellis Group, Inc. Class A (AE)               4,900              94
Century Aluminum Co.                                    8,500             211
Chesapeake Corp.                                        1,400              37
CIRCOR International, Inc.                              3,200              65
Comfort Systems USA, Inc. (AE)                          5,100              33
Constar International, Inc. (AE)                        9,400              44
Crown Holdings, Inc.                                   19,600             195
Cytec Industries, Inc.                                 19,500             886
Delta & Pine Land Co.                                   9,500             209
Drew Industries, Inc. (AE)                              1,100              45
Dycom Industries, Inc. (AE)                             8,900             249
Encore Wire Corp. (AE)                                  4,800             132
Energizer Holdings, Inc. (AE)                           4,400             198
Florida Rock Industries, Inc.                           9,700             409
GrafTech International, Ltd. (AE)                       2,700              28
Greif, Inc. Class A                                       100               4
Hercules, Inc.                                         12,300             150
Hughes Supply, Inc.                                     4,700             277
IMC Global, Inc.                                        5,700              76
IMCO Recycling, Inc.                                    5,000              66
Integrated Electrical Services, Inc. (AE)              22,200             179
Jacuzzi Brands, Inc. (AE)                              26,000             210

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lafarge North America, Inc.                             3,700             160
Lennox International, Inc.                              5,700             103
LNR Property Corp. (z)                                  8,600             467
Longview Fibre Co.                                      1,300              19
Louisiana-Pacific Corp.                                12,900             305
Lubrizol Corp.                                          5,700             209
MacDermid, Inc.                                           800              27
Martin Marietta Materials, Inc.                         5,100             226
Maverick Tube Corp. (AE)                                4,900             129
Metals USA, Inc. (AE)                                   2,100              38
Millennium Chemicals, Inc.                             13,400             232
Mueller Industries, Inc.                                4,000             143
Myers Industries, Inc.                                    250               4
NCI Building Systems, Inc. (AE)                         1,600              52
NewMarket Corp.                                        12,300             264
Octel Corp.                                             3,100              82
Oregon Steel Mills, Inc. (AE)                           3,600              53
Pactiv Corp. (AE)                                      11,500             287
Quanex Corp.                                            5,100             248
Quanta Services, Inc. (AE)(z)                          33,600             209
Reliance Steel & Aluminum Co.                           7,300             294
Rogers Corp.                                            7,500             524
RPM International, Inc.                                 2,900              44
Ryerson Tull, Inc. (z)                                 12,900             205
Schulman A, Inc.                                       10,200             219
Sealed Air Corp. (AE)                                   5,200             277
Silgan Holdings, Inc.                                   1,600              64
Smurfit-Stone Container Corp. (AE)                     14,600             291
Sonoco Products Co.                                    10,700             273
Southern Peru Copper Corp.                              4,100             169
Spartech Corp.                                          8,600             223
Texas Industries, Inc.                                  2,800             115
Timken Co.                                              1,800              48
Titanium Metals Corp.                                     400              37
Trammell Crow Co. (AE)(z)                                 200               3
Tredegar Corp.                                         14,300             231
Unifi, Inc.                                            10,900              32
URS Corp.                                               3,100              85
USEC, Inc.                                              4,500              39
USG Corp. (z)                                           2,700              47
Valspar Corp.                                             600              30
Washington Group International, Inc. (AE)               3,200             115
Watsco, Inc.                                            6,000             168
WCI Communities, Inc. (AE)                              1,600              36
York International Corp.                                2,700             111
                                                                 ------------
                                                                       13,888
                                                                 ------------

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 0.7%
Allete, Inc.                                            7,200             240
Brunswick Corp.                                         9,000             367
Carlisle Cos., Inc.                                     6,200             386
Trinity Industries, Inc. (z)                           10,200             324
                                                                 ------------
                                                                        1,317
                                                                 ------------
Other Energy - 3.9%
Berry Petroleum Co. Class A                             2,500              74
Cal Dive International, Inc. (AE)                       9,500             288
Capstone Turbine Corp. (AE)(z)                          7,400              16
CARBO Ceramics, Inc.                                    1,300              89
Clayton Williams Energy, Inc. (AE)                      2,400              57
Consol Energy, Inc. (z)                                 1,400              50
Cooper Cameron Corp. (AE)                               2,300             112
Encore Acquisition Co. (AE)                             3,400              95
Evergreen Resources, Inc. (AE)                          3,100             125
Global Power Equipment Group, Inc. (AE)                 4,700              38
Grant Prideco, Inc. (AE)                               19,500             360
Harvest Natural Resources, Inc. (AE)                   11,800             176
Houston Exploration Co. (AE)                            5,300             275
Magnum Hunter Resources, Inc. (AE)(z)                   6,700              70
Massey Energy Co.                                       7,300             206
Nabors Industries, Ltd. (AE)                            4,000             181
National-Oilwell, Inc. Class C (AE)                    16,100             507
Newfield Exploration Co. (AE)                           1,400              78
NRG Energy, Inc.                                        8,300             206
Patina Oil & Gas Corp.                                 20,312             607
Patterson-UTI Energy, Inc.                             10,000             334
Petroleum Development Corp. (AE)                       14,600             400
Petroquest Energy, Inc. (AE)                            7,400              32
Plains Exploration & Production Co. (AE)                3,182              58
Smith International, Inc.                               3,600             201
Stone Energy Corp. (AE)                                 4,900             224
Superior Energy Services (AE)                          14,400             145
Swift Energy Co. (AE)                                   7,583             167
Tesoro Petroleum Corp.                                 21,700             599
Texas Genco Holdings, Inc. (z)                          2,700             122
Universal Compression Holdings, Inc. (AE)               9,600             295
Veritas DGC, Inc. (AE)                                 23,800             551
Whiting Petroleum Corp. (AE)                            6,300             158
                                                                 ------------
                                                                        6,896
                                                                 ------------
Producer Durables - 7.8%
Actuant Corp. Class A                                   5,600             218
Advanced Energy Industries, Inc. (AE)                   1,300              20

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Power Conversion Corp.                        10,700             210
American Tower Corp. Class A                           15,000             228
Applied Industrial Technologies, Inc.                   1,800              54
Arris Group, Inc. (AE)                                 15,500              92
Artesyn Technologies, Inc. (AE)                        44,600             401
Audiovox Corp. Class A (AE)                             2,100              35
Axcelis Technologies, Inc. (AE)                         9,200             114
Briggs & Stratton Corp.                                 8,300             733
Cascade Corp.                                             900              28
Centex Corp.                                              900              41
CNH Global NV                                          10,740             222
Crown Castle International Corp. (AE)                   2,600              38
CTS Corp.                                               3,400              41
Curtiss-Wright Corp.                                    2,200             124
Cymer, Inc. (AE)                                        5,800             217
Dionex Corp. (AE)                                       2,700             149
Dominion Homes, Inc. (AE)                                 700              16
Donaldson Co., Inc.                                     3,600             105
Duratek, Inc. (AE)                                     13,073             198
Electroglas, Inc. (AE)(z)                               4,500              24
Engineered Support Systems, Inc.                          800              47
EnPro Industries, Inc. (AE)                             2,800              64
ESCO Technologies, Inc.                                 4,600             245
Esterline Technologies Corp.                            1,200              35
FSI International, Inc. (AE)                            3,900              30
Gardner Denver, Inc. (AE)                               8,800             246
Genlyte Group, Inc. (AE)                                2,200             138
Goodrich Corp.                                         11,100             359
Graco, Inc.                                             4,050             126
Hovnanian Enterprises, Inc. Class A (AE)(z)             5,100             177
Hubbell, Inc. Class B                                   4,100             192
IDEX Corp.                                              4,950             170
Imagistics International, Inc. (AE)                    12,400             439
JLG Industries, Inc.                                    4,200              58
Joy Global, Inc.                                        8,800             263
Kadant, Inc. (AE)                                         800              19
KB Home                                                   800              55
Littelfuse, Inc. (AE)                                   4,500             191
Manitowoc Co.                                           3,900             132
Mattson Technology, Inc. (AE)                          13,700             165
MDC Holdings, Inc.                                      4,520             288
Measurement Specialties, Inc. (AE)                      6,284             136
Meritage Corp.                                            300              21
Metrologic Instruments, Inc. (AE)(z)                    3,400              68
Mettler Toledo International, Inc. (AE)                 5,900             290

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Middleby Corp. (z)                                      4,200             229
Milacron, Inc. (z)                                     22,000              88
Mine Safety Appliances Co.                              1,100              37
MKS Instruments, Inc. (AE)                              4,700             107
Molex, Inc.                                             7,300             234
Moog, Inc. Class A                                      3,400             126
MTS Systems Corp.                                      13,100             307
Mykrolis Corp. (AE)                                     9,800             171
NACCO Industries, Inc. Class A                          3,800             361
NMS Communications Corp. (AE)                           5,000              37
Nordson Corp.                                           2,500             108
Orbital Sciences Corp. (AE)(z)                         20,900             289
Orleans Homebuilders, Inc. (z)                          1,700              33
Pall Corp.                                             10,500             275
Pentair, Inc.                                           3,000             101
Photon Dynamics, Inc. (AE)                              7,900             277
Photronics, Inc. (AE)                                  18,300             347
Plantronics, Inc. (AE)                                 10,400             438
Polycom, Inc. (AE)                                      9,400             211
Pulte Homes, Inc.                                       2,000             104
Rayovac Corp. (AE)                                      1,700              48
Rofin-Sinar Technologies, Inc. (AE)                     6,500             165
Sonic Solutions, Inc. (AE)(z)                          11,400             242
Spatialight, Inc. (AE)(z)                              16,047              97
Standard-Pacific Corp.                                  7,800             385
Steelcase, Inc. Class A                                 3,500              49
Symmetricom, Inc. (AE)                                  7,613              68
Tecumseh Products Co. Class A                           2,700             111
Tektronix, Inc.                                         9,400             320
Teledyne Technologies, Inc. (AE)                       11,300             226
Terex Corp.                                             8,100             276
Thomas Industries, Inc.                                   900              30
Toll Brothers, Inc. (AE)                                1,300              55
Transact Technologies, Inc. (z)                         3,054              97
Triumph Group, Inc. (AE)                                1,400              45
United Defense Industries, Inc. (AE)                    4,000             140
United Industrial Corp.                                 4,100              96
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 5,700             220
Woodward Governor Co.                                     800              58
                                                                 ------------
                                                                       13,870
                                                                 ------------

Technology - 13.0%
3Com Corp. (AE)                                        81,500             509
ADC Telecommunications, Inc. (AE)                      57,600             164
Aeroflex, Inc. (AE)                                    32,000             459
Agile Software Corp. (AE)                              29,300             256
AgilySystem, Inc.                                       2,300              32

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aladdin Knowledge Systems                               9,000             148
Alliance Semiconductor Corp. (AE)                      13,200              79
Amphenol Corp. Class A (AE)                             1,000              33
Anixter International, Inc.                             9,900             337
Anteon International Corp. (AE)                         3,600             117
Arrow Electronics, Inc.                                   800              21
Artisan Components, Inc. (AE)                           4,800             124
Ascential Software Corp. (AE)                          12,700             203
ASE Test, Ltd. (AE)                                    17,200             127
Aspect Communications Corp. (AE)                       18,600             264
Aspen Technology, Inc. (AE)                            12,300              89
ATI Technologies, Inc. (AE)                            20,900             394
Atmel Corp. (AE)                                       87,900             520
Autodesk, Inc.                                          2,100              90
Avaya, Inc. (AE)                                       16,200             256
Avid Technology, Inc. (AE)                              3,300             180
Avnet, Inc.                                            40,500             919
Avocent Corp. (AE)                                        900              33
AVX Corp. (z)                                           7,300             105
BearingPoint, Inc. (AE)                                32,700             290
BEI Technologies, Inc.                                  5,900             167
Benchmark Electronics, Inc. (AE)                        4,600             134
Borland Software Corp. (AE)                            18,700             159
Catapult Communications Corp. (AE)                      4,100              94
Ceridian Corp. (AE)                                    11,600             261
Chordiant Software, Inc. (AE)                           3,100              14
Ciena Corp. (AE)                                       28,300             105
Cognos, Inc. (AE)                                       7,000             253
Coherent, Inc. (AE)                                     2,300              69
CommScope, Inc. (AE)                                    1,900              41
Compuware Corp. (AE)                                   42,200             279
Comtech Telecommunications (AE)                         9,500             214
Comverse Technology, Inc. (AE)                         16,100             321
Conexant Systems, Inc. (AE)                            13,000              56
CovanSystem Corp. (AE)                                  3,300              34
CSG Systems International (AE)                          5,100             106
Cypress Semiconductor Corp. (AE)(z)                     5,300              75
Digital River, Inc. (AE)                                9,800             320
Diodes, Inc. (AE)                                       1,600              38
Ditech Communications Corp. (AE)                       15,900             371
DRS Technologies, Inc. (AE)                             5,600             179
E.piphany, Inc. (AE)                                   10,900              53
EDO Corp.                                              13,800             333
Embarcadero Technologies, Inc. (AE)                     4,000              49
Emulex Corp. (AE)                                       9,800             140
Epicor Software Corp. (AE)                              5,000              70
Equinix, Inc. (AE)(z)                                   7,800             265
ESS Technology (AE)                                     5,100              55

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fairchild Semiconductor International, Inc. (AE)       25,000             409
Filenet Corp. (AE)                                      4,200             133
FormFactor, Inc.                                          400               9
Harris Corp.                                            2,600             132
ID Systems, Inc. (AE)(z)                                8,800             133
Imation Corp.                                           7,200             307
InFocus Corp. (AE)                                     41,500             353
Informatica Corp. (AE)                                 20,500             156
Innovative Solutions & Support, Inc. (AE)              11,753             229
Integrated Circuit Systems, Inc. (AE)                  10,800             293
Integrated Device Technology, Inc. (AE)                33,200             459
Integrated Silicon Solutions, Inc. (AE)                 6,000              73
Intergraph Corp. (AE)                                   1,700              44
International Rectifier Corp. (AE)                      4,800             199
Internet Security Systems (AE)                         13,400             206
Intersil Corp. Class A                                  7,100             154
Interwoven, Inc. (AE)                                   3,200              32
Iomega Corp.                                            7,000              39
JDA Software Group, Inc. (AE)                           4,600              61
Kemet Corp. (AE)                                       16,400             200
Keynote Systems, Inc. (AE)                             10,500             144
Komag, Inc. (AE)(z)                                     3,400              47
Lawson Software, Inc. (AE)                              3,500              25
Leadis Technology, Inc. (AE)                            1,700              23
Lions Gate Entertainment Corp. (AE)                    36,100             252
LSI Logic Corp. (AE)                                   58,300             444
Macromedia, Inc. (AE)                                   6,900             169
Macrovision Corp. (AE)                                  5,400             135
MatrixOne, Inc. (AE)                                   22,800             158
Maxtor Corp. (AE)                                      27,400             182
MEMC Electronic Materials, Inc. (AE)                    7,500              74
Mercury Interactive Corp. (AE)                          2,700             135
Merix Corp. (AE)(z)                                     1,400              16
Methode Electronics, Inc.                              17,100             222
Microsemi Corp.                                        16,300             232
MicroStrategy, Inc. Class A (AE)(z)                       700              30
Mindspeed Technologies, Inc. (AE)                      12,200              61
MSC.Software Corp.                                     11,700             105
M-Systems Flash Disk Pioneers (AE)(z)                   1,600              24
National Instruments Corp.                              8,550             262
NetIQ Corp. (AE)                                       12,100             160
Newport Corp.                                           9,800             158
Norske Skogindustrier ASA (z)                           5,200              12
Omnivision Technologies, Inc. (AE)(z)                   4,000              64
ON Semiconductor Corp. (AE)                            35,800             180

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Open Solutions, Inc. (AE)                               1,100              27
Packeteer, Inc. (AE)                                    8,700             141
Park Electrochemical Corp.                              2,100              53
PerkinElmer, Inc.                                       4,600              92
Pixelworks, Inc. (AE)(z)                               14,300             219
Plexus Corp. (AE)                                       3,700              50
PMC - Sierra, Inc. (AE)                                17,200             247
Pomeroy IT Solutions, Inc.                              1,600              19
Quantum Corp. (AE)(z)                                  68,500             212
Quest Software, Inc. (AE)                              20,600             266
RadiSystem Corp. (AE)                                   7,600             141
RADWARE, Ltd. (AE)                                      5,600              95
Sandisk Corp. (AE)(z)                                   2,900              63
Sanmina-SCI Corp. (AE)                                 34,200             311
Scansource, Inc. (AE)                                   4,300             256
Seachange International, Inc. (AE)(z)                   2,200              37
Semtech Corp. (AE)                                      6,800             160
Serena Software, Inc. (AE)                              7,300             139
Sigmatel, Inc. (AE)                                     3,300              96
Silicon Storage Technology, Inc. (AE)                  10,100             104
Skyworks Solutions, Inc.                               19,400             169
SoftBrands, Inc. (AE)                                       9              --
SonicWALL, Inc. (AE)                                   18,600             160
Spectrasite, Inc. (AE)                                  5,200             225
SRA International, Inc. Class A (AE)                      200               8
SS&C Technologies, Inc.                                 9,900             185
Standard MicroSystems Corp. (AE)                        1,300              30
SYKES Enterprises, Inc. (AE)                            2,200              17
Symbol Technologies, Inc.                              16,300             240
Synaptics, Inc. (AE)                                    1,600              31
SYNNEX Corp. (AE)                                       2,100              33
Tekelec (AE)                                            7,400             134
TIBCO Software, Inc. (AE)                              29,400             248
Transaction Systems Architects, Inc. Class A
   (AE)                                                 4,500              97
Triquint Semiconductor, Inc. (AE)                      10,400              57
TTM Technologies, Inc. (AE)                             5,500              65
Tyler Technologies, Inc.                                4,100              39
UniSystem Corp.                                        18,000             250
UNOVA, Inc. (AE)                                        2,600              53
Utstarcom, Inc. (AE)(z)                                 1,800              54
Viasat, Inc. (AE)                                       4,851             121
Vishay Intertechnology, Inc. (AE)                      27,600             513
Wavecom SA - ADR (AE)(z)                               11,500              86
Websense, Inc. (AE)                                     6,700             249
Zoran Corp. (AE)                                       12,300             226
                                                                 ------------
                                                                       22,957
                                                                 ------------

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 3.5%
AGL Resources, Inc.                                     8,200             238
Alliant Energy Corp.                                    2,000              52
Arch Wireless, Inc. Class A (AE)                        1,700              48
Avista Corp.                                            3,700              68
Centerpoint Energy, Inc. (z)                           33,800             389
CMS Energy Corp. (z)                                   10,900             100
Dobson Communications Corp. Class A (AE)                1,000               3
Energen Corp.                                          11,500             552
Laclede Group, Inc. (The)                               1,000              27
MDU Resources Group, Inc.                               8,200             197
New Jersey Resources Corp.                              2,100              87
Nextel Partners, Inc. Class A (AE)(z)                  25,600             408
NII Holdings, Inc. (AE)(z)                              5,800             195
Northeast Utilities                                    39,600             771
Northwest Natural Gas Co.                               1,700              52
NSTAR                                                   4,700             225
OGE Energy Corp.                                        8,700             222
Pinnacle West Capital Corp.                             2,800             113
Primus Telecommunications GP (AE)                      18,000              91
PTEK Holdings, Inc. (AE)                               40,800             470
South Jersey Industries, Inc.                           1,100              48
Southern Union Co.                                     17,200             363
Southwest Gas Corp.                                     3,100              75
Southwestern Energy Co.                                 5,300             152
Telephone & Data Systems, Inc.                          1,700             121
UGI Corp.                                              13,800             443
UnitedGlobalCom, Inc. Class A (AE)                     27,200             197
US Cellular Corp. (AE)                                  9,400             362
WGL Holdings, Inc. (z)                                  2,800              80
WPS Resources Corp.                                       100               4
                                                                 ------------
                                                                        6,153
                                                                 ------------
TOTAL COMMON STOCKS
(cost $145,839)                                                       167,595
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 14.2%
Frank Russell Investment Company
   Money Market Fund                                8,573,000           8,573
State Street Securities Lending Quality Trust
   (N)                                             15,889,638          15,890
United States Treasury Bill (y)(s)
   1.245% due 09/09/04                                    700             698
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $25,161)                                                         25,161
                                                                 ------------

TOTAL INVESTMENTS - 108.8%
(identified cost $171,000)                                            192,756

OTHER ASSETS AND LIABILITIES,
NET - (8.8%)                                                          (15,546)
                                                                 ------------

NET ASSETS - 100.0%                                                   177,210
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 09/04 (62)                           3,673              135

Russell 2000 Index
   expiration date 09/04 (14)                           4,146              121

S&P 500 E-Mini Index
   expiration date 09/04 (10)                             570                5

S&P 500 Index
   expiration date 09/04 (3)                              855                3
                                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                               264
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Equity Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.5%
Australia - 2.6%
Alinta, Ltd.                                           11,400              48
Alumina, Ltd.                                           1,600               6
Amcor, Ltd.                                            48,900             237
AMP, Ltd.                                               8,300              36
Ansell, Ltd.                                            1,900              10
Australia & New Zealand Banking Group, Ltd.            27,463             349
Australian Gas Light Co., Ltd.                          1,500              13
Australian Stock Exchange, Ltd.                         4,500              49
BHP Billiton, Ltd.                                     57,864             504
Billabong International, Ltd. (z)                      19,500             112
BlueScope Steel, Ltd.                                   9,800              46
Boral, Ltd.                                             8,000              36
CFS Gandel Retail Trust (z)                            23,400              23
Coca-Cola Amatil, Ltd.                                  2,300              11
Coles Myer, Ltd.                                        6,100              36
Commonwealth Bank of Australia                          6,600             149
Commonwealth Property Office Fund                      18,200              15
CSL, Ltd.                                              12,702             197
CSR, Ltd.                                              22,100              34
David Jones, Ltd. (z)                                  16,300              19
Deutsche Office Trust                                  12,500              10
Foster's Group, Ltd.                                   81,300             266
Futuris Corp., Ltd. (z)                                 6,700               7
General Property Trust                                 12,700              31
Iluka Resources, Ltd.                                   1,800               6
Insurance Australia Group, Ltd.                        16,000              56
James Hardie Industries NV                             18,100              75
John Fairfax Holdings, Ltd.                            19,100              49
Lend Lease Corp., Ltd. (z)                             13,000              93
Lion Nathan, Ltd.                                       2,000               9
Macquarie Bank, Ltd.                                    7,300             172
Macquarie Goodman Industrial Trust                      1,400               2
Macquarie Infrastructure Group                          6,700              15
Mayne Group, Ltd.                                       7,000              17
National Australia Bank, Ltd.                          40,927             848
Newcrest Mining, Ltd.                                     500               5
News Corp., Ltd. (z)                                   42,326             373
OneSteel, Ltd.                                         19,000              33
Orica, Ltd.                                             3,600              38
Origin Energy, Ltd.                                     5,600              22
PaperlinX, Ltd. (z)                                    22,700              76
Promina Group, Ltd.                                    48,688             135
Publishing & Broadcasting, Ltd.                        10,120              90
QBE Insurance Group, Ltd. (z)                          28,835             256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rinker Group, Ltd.                                     25,536             143
Rio Tinto, Ltd. (z)                                       800              20
Santos, Ltd.                                           53,300             257
Sons of Gwalia, Ltd. (AE)(z)                            7,700              15
Stockland Trust Group (z)                               6,200              22
Suncorp-Metway, Ltd.                                    3,800              37
TABCORP Holdings, Ltd.                                  2,100              21
Telstra Corp., Ltd.                                     5,300              19
Wesfarmers, Ltd.                                        1,900              39
Westfield Holdings, Ltd. (z)                           19,100             204
Westfield Trust (z)                                    10,200              31
Westpac Banking Corp.                                  17,362             212
WMC Resources, Ltd.                                    12,100              41
Woodside Petroleum, Ltd.                                1,300              15
Woolworths, Ltd.                                       11,600              92
                                                                 ------------
                                                                        5,782
                                                                 ------------

Belgium - 1.0%
AGFA-Gevaert NV                                         7,990             198
Colruyt SA                                              2,433             300
Delhaize Group                                            800              41
Dexia (AE)                                             20,500              --
Dexia (z)                                              27,810             461
Electrabel (z)                                            107              34
Fortis (z)                                             41,120             907
Fortis (z)                                              3,400              75
KBC Bancassurance Holding                                 900              52
Solvay SA                                                 500              41
Umicore                                                   200              13
                                                                 ------------
                                                                        2,122
                                                                 ------------

Brazil - 0.2%
Petroleo Brasileiro SA - ADR                           12,820             360
                                                                 ------------

Denmark - 0.9%
Coloplast A/S Class B                                     100               9
Danske Bank A/S                                        40,290             955
DSV DE Sammenslut Vogn A/S (z)                            400              19
East Asiatic Co., Ltd. A/S (z)                            600              28
FLS Industries A/S Class B (AE)(z)                        900              13
GN Store Nord                                           2,500              22
ISS A/S                                                 7,500             371
Novo-Nordisk A/S Class B                                8,484             437
TDC A/S (z)                                             1,700              55
William Demant Holding (AE)                               400              15
                                                                 ------------
                                                                        1,924
                                                                 ------------

 20  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Finland - 1.1%
Elisa OYJ Class S (AE)                                  2,500              33
Fortum OYJ                                             43,800             559
Nokia OYJ                                              28,000             404
Nokia OYJ - ADR                                        22,508             327
Nokian Renkaat OYJ                                        200              19
Sampo OYJ                                              41,950             407
Stora Enso OYJ Class R                                  2,600              35
UPM-Kymmene OYJ                                        31,100             592
                                                                 ------------
                                                                        2,376
                                                                 ------------

France - 9.1%
Air France                                              3,200              55
Alcatel SA (z)                                         24,900             384
Aventis SA (z)                                         12,250             925
AXA (z)                                                32,289             711
BNP Paribas (z)                                        23,684           1,456
Caisse Nationale du Credit Agricole                    15,363             374
Cap Gemini SA (z)                                       1,100              44
Carrefour SA (z)                                       13,200             640
Casino Guichard Perrachon SA (z)                          500              45
Christian Dior SA                                       3,300             213
Cie de Saint-Gobain (z)                                 4,700             234
CNP Assurances (z)                                      5,010             291
France Telecom (z)                                     29,800             777
Groupe Danone (z)                                       1,412             123
Klepierre (z)                                             100               7
Lafarge SA (z)                                         16,792           1,497
Lagardere S.C.A. (z)                                   11,479             717
L'Oreal SA                                             12,464             995
Pernod-Ricard (z)                                      15,867           2,029
Peugeot SA (z)                                          4,100             228
Pinault-Printemps-Redoute (z)                             300              31
Renault SA                                                800              61
Sanofi-Synthelabo SA (z)                               10,000             634
Schneider Electric SA (z)                               6,190             422
SNECMA                                                 17,200             337
Societe Assurances Generales de France                  1,734             105
Societe BIC SA (z)                                        400              18
Societe Generale (z)                                    5,100             433
Suez SA (z)                                             9,800             204
Thomson (z)                                            42,000             828
Total SA (z)                                           14,150           2,697
Total SA - ADR                                          8,716             837
Unibail (z)                                               500              52

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valeo SA (z)                                            2,000              83
Vivendi Universal SA                                   61,665           1,710
                                                                 ------------
                                                                       20,197
                                                                 ------------

Germany - 7.2%
Adidas-Salomon AG (z)                                  10,651           1,272
Allianz AG                                              7,900             856
Altana AG (z)                                           2,700             162
AMB Generali Holding AG                                   300              23
BASF AG (z)                                             2,600             139
Bayer AG (z)                                           30,013             865
Bayerische Hypo-und Vereinsbank AG                      8,500             151
Celesio AG                                              1,300              78
Commerzbank AG                                          3,300              58
Continental AG                                         10,000             482
DaimlerChrysler AG                                     42,409           1,981
Deutsche Bank AG (z)                                    5,950             467
Deutsche Boerse AG                                      3,547             180
Deutsche Genossenschafts-Hypothekenbank (AE)            3,700             230
Deutsche Lufthansa AG                                  35,267             480
Deutsche Post AG                                       40,440             873
Deutsche Postbank AG (AE)                               7,100             255
Deutsche Telekom AG (AE)                               50,600             889
E.ON AG                                                38,007           2,742
Heidelberger Druckmaschinen                             6,800             225
Infineon Technologies AG (AE)                           3,200              43
KarstadtQuelle AG (z)                                  28,800             627
Linde AG                                                  800              44
MAN AG                                                  5,800             212
Medion AG (z)                                           6,000             242
Merck KGaA                                              3,800             229
Metro AG (z)                                              400              19
MG Technologies AG (z)                                  3,400              43
Muenchener Rueckversicherungs AG                          940             102
Puma AG Rudolf Dassler Sport (z)                          977             248
SAP AG (z)                                                192              32
Schering AG                                             4,600             271
Siemens AG                                              7,200             518
ThyssenKrupp AG                                         3,000              51
TUI AG (z)                                              2,500              48
Volkswagen AG                                          16,960             716
                                                                 ------------
                                                                       15,853
                                                                 ------------

Greece - 0.5%
Cosmote Mobile Telecommunications SA                   17,100             266
EFG Eurobank Ergasias SA                               11,700             253

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hellenic Telecommunications Organization SA            35,552             460
OPAP SA                                                12,950             243
                                                                 ------------
                                                                        1,222
                                                                 ------------

Hong Kong - 1.1%
Bank of East Asia, Ltd.                                53,036             152
BOC Hong Kong Holdings, Ltd. (z)                       22,000              38
Cathay Pacific Airways, Ltd.                           13,000              24
Cheung Kong Holdings, Ltd.                             32,000             236
China Mobile Hong Kong, Ltd.                          137,000             415
CLP Holdings, Ltd.                                     30,000             164
Dah Sing Banking Group, Ltd. (AE)                       3,080               5
DAH Sing Financial (z)                                  7,700              45
Esprit Holdings, Ltd.                                  37,500             168
Hang Seng Bank, Ltd.                                    3,300              42
Henderson Land Development (z)                          3,000              13
Hong Kong & China Gas                                   1,000               2
Hong Kong Exchanges and Clearing, Ltd.                  2,000               4
HongKong Electric Holdings                              2,000               8
Hopewell Holdings                                      15,000              30
Hutchison Whampoa, Ltd.                                 6,000              41
Hysan Development Co., Ltd.                             6,000               9
MTR Corp. (z)                                         166,195             251
New World Development, Ltd.                            40,000              29
PCCW, Ltd. (AE)(z)                                    230,000             156
Shangri-La Asia, Ltd. (z)                               4,000               4
Sun Hung Kai Properties, Ltd.                           5,000              41
Swire Pacific, Ltd.                                    64,300             416
Techtronic Industries Co.                              71,500             114
Wharf Holdings, Ltd.                                   43,000             122
Yue Yuen Industrial Holdings                            6,500              16
                                                                 ------------
                                                                        2,545
                                                                 ------------

Ireland - 0.6%
Bank of Ireland                                        70,588             941
CRH PLC                                                17,900             379
                                                                 ------------
                                                                        1,320
                                                                 ------------

Italy - 4.0%
Arnoldo Mondadori Editore SpA                           6,200              59
Autostrade SpA (z)                                     18,200             358
Banca Intesa SpA (z)                                   80,303             314
Banca Popolare di Milano SCRL                           7,600              49
Banche Popolari Unite SCRL                             10,703             177

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banco Popolare di Verona e Novara SCRL                 29,370             505
Benetton Group SpA                                     27,600             316
Capitalia SpA (AE)(z)                                  58,100             182
e.Biscom (AE)(z)                                          900              49
Enel SpA (z)                                           15,300             123
Ente Nazionale Idrocarburi SpA (z)                    140,612           2,791
Finmeccanica SpA (z)                                  730,940             581
Fondiaria-Sai SpA                                       2,000              45
Gruppo Editoriale L'Espresso SpA (z)                   14,300              86
Italcementi SpA (z)                                     8,700             116
Mediaset SpA (z)                                       18,300             209
Parmalat Finanziaria SpA (z)                           12,500               2
Riunione Adriatica di Sicurta SpA                      10,362             188
Sanpaolo IMI SpA (z)                                   12,005             145
Snam Rete Gas SpA                                      61,600             265
Telecom Italia                                        255,422             794
Telecom Italia Media SpA (AE)(z)                       47,500              20
Telecom Italia SpA                                    265,549             586
UniCredito Italiano SpA (z)                           175,600             867
                                                                 ------------
                                                                        8,827
                                                                 ------------

Japan - 22.4%
77 Bank, Ltd. (The)                                    74,000             503
Acom Co., Ltd.                                            430              28
Advantest Corp.                                           200              13
Aeon Co., Ltd.                                          1,900              76
Aiful Corp.                                             5,400             562
Aioi Insurance Co., Ltd.                                7,000              31
Aisin Seiki Co., Ltd.                                   7,000             146
All Nippon Airways Co., Ltd.                            9,000              29
Alps Electric Co., Ltd.                                31,000             440
Amano Corp.                                             2,000              18
Anritsu Corp. (z)                                      15,000              98
Aoyama Trading Co., Ltd.                                  300               8
Asahi Glass Co., Ltd. (z)                              33,000             342
Asahi Kasei Corp.                                      12,000              62
Autobacs Seven Co., Ltd. (z)                              600              20
Bank of Yokohama, Ltd. (The)                            6,000              37
Benesse Corp.                                             800              26
Bridgestone Corp. (z)                                  14,000             262
Brother Industries, Ltd.                                1,000              10
Canon, Inc.                                            27,700           1,456
Central Glass Co., Ltd.                                 4,000              34
Central Japan Railway Co.                                   6              51
Chiba Bank, Ltd. (The)                                  6,000              37
Chubu Electric Power Co., Inc.                          5,000             105
Citizen Watch Co., Ltd.                                 8,000              90

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Saison Co., Ltd.                                25,700             771
CSK Corp.                                                 100               5
D&M Holdings, Inc. (AE)                                18,000              64
Dai Nippon Printing Co., Ltd.                           4,000              64
Daiei, Inc. (The) (AE)(z)                               1,000               3
Daiichi Pharmaceutical Co., Ltd.                          400               7
Daikin Industries, Ltd.                                 6,000             161
Daimaru, Inc.                                           6,000              54
Dainippon Ink and Chemicals, Inc.                       2,000               5
Daito Trust Construction Co., Ltd.                      3,000             115
Daiwa House Industry Co., Ltd.                          4,000              46
Daiwa Securities Group, Inc.                           40,000             287
Denso Corp.                                             7,400             172
Dentsu, Inc.                                               86             221
Don Quijote Co., Ltd. (z)                               2,900             184
Dowa Mining Co., Ltd.                                  21,000             124
East Japan Railway Co.                                    346           1,936
Eisai Co., Ltd.                                        18,000             517
FamilyMart Co., Ltd.                                    1,000              33
Fast Retailing Co., Ltd.                                2,300             186
FCC Co., Ltd.                                           2,100              90
Fukuoka City Bank, Ltd. (The) (z)                      26,000              83
Fuji Electric Holdings Co., Ltd.                        4,000              11
Fuji Heavy Industries, Ltd.                            66,900             374
Fuji Machine Manufacturing Co., Ltd.                    8,300              96
Fuji Photo Film Co., Ltd.                              29,000             907
Fuji Soft ABC, Inc.                                       200               8
Fujikura, Ltd.                                          5,000              28
Fujisawa Pharmaceutical Co., Ltd.                         500              12
Fujitsu, Ltd. (z)                                      34,000             239
Funai Electric Co., Ltd.                                2,300             346
Gunze, Ltd.                                             2,000              10
Hankyu Department Stores                                3,000              26
HIS Co., Ltd.                                           3,400             103
Hitachi Cable, Ltd.                                    16,000              76
Hitachi Chemical Co., Ltd.                              1,100              18
Hitachi Construction Machinery Co., Ltd.                1,000              12
Hitachi Zosen Corp. (AE)                               17,000              28
Hitachi, Ltd.                                          37,000             254
Hokkaido Electric Power Co., Inc.                       1,300              23
Hokugin Financial Group, Inc.                          38,000              97
Hokuriku Electric Power Co.                             1,000              17
Honda Motor Co., Ltd.                                  44,600           2,144
Hoya Corp.                                              2,100             219
Isuzu Motors, Ltd. (AE)(z)                             21,000              60
Itochu Corp.                                           15,000              67
Itochu Techno-Science Corp.                               800              34
Ito-Yokado Co., Ltd.                                   23,000             982

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Japan Radio Co., Ltd. (AE)(z)                          12,000              56
Japan Tobacco, Inc.                                         8              62
JFE Holdings, Inc.                                      1,300              32
JGC Corp.                                               1,000              10
Joyo Bank                                               8,000              35
Kadokawa Holdings, Inc. (z)                             2,000              71
Kaken Pharmaceutical Co., Ltd.                          4,000              23
Kamigumi Co., Ltd.                                     14,000             101
Kaneka Corp.                                           15,000             142
Kansai Electric Power Co., Inc. (The)                   4,800              87
Kao Corp.                                              56,000           1,346
Kawasaki Heavy Industries, Ltd.                        14,000              23
Kawasaki Kisen Kaisha, Ltd.                             9,000              45
KDDI Corp.                                                 86             491
Keio Teito Electric Railway                            12,000              68
Keyence Corp.                                             700             159
Kobe Steel, Ltd.                                        5,000               7
Kokuyo Co., Ltd.                                          300               4
Konica Minolta Holdings, Inc.                          36,000             496
Koyo Seiko Co., Ltd. (z)                                7,000              83
Kubota Corp.                                           33,000             175
Kuraray Co., Ltd.                                       8,100              66
Kuraya Sanseido, Inc. (z)                                 500               8
Kyocera Corp.                                           2,600             220
Kyorin Pharmaceutical Co., Ltd.                         1,000              15
Kyushu Electric Power Co., Inc.                         4,000              74
Lawson, Inc.                                           14,800             609
Mabuchi Motor Co., Ltd. (z)                             8,300             614
Makita Corp.                                            4,000              60
Marubeni Corp.                                         27,000              66
Matsumotokiyoshi Co., Ltd.                             16,700             504
Matsushita Electric Industrial Co., Ltd.               32,000             453
Meiji Dairies Corp.                                     2,000              11
Meiji Seika Kaisha, Ltd (z)                             3,000              13
Meitec Corp.                                            2,500              99
Millea Holdings, Inc.                                      22             326
Minebea Co., Ltd.                                      91,000             423
Mitsubishi Chemical Corp.                              21,000              56
Mitsubishi Electric Corp.                              12,000              59
Mitsubishi Estate Co., Ltd.                             5,000              62
Mitsubishi Gas Chemical Co., Inc.                       4,000              17
Mitsubishi Heavy Industries, Ltd.                      22,000              60
Mitsubishi Material                                     7,000              16
Mitsubishi Rayon Co., Ltd.                             38,000             147
Mitsubishi Securities Co., Ltd. (z)                    16,000             210
Mitsubishi Tokyo Financial Group, Inc.                    144           1,329
Mitsui & Co., Ltd.                                     34,000             254
Mitsui Chemicals, Inc.                                  8,000              40

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co., Ltd.            21,000              37
Mitsui Fudosan Co., Ltd.                               25,000             299
Mitsui OSK Lines, Ltd.                                 11,000              58
Mitsui Sumitomo Insurance Co., Ltd.                     4,000              37
Mitsui Trust Holdings, Inc.                             8,000              59
Mitsumi Electric Co., Ltd. (z)                          1,200              14
Mizuho Financial Group, Inc.                               97             439
Murata Manufacturing Co., Ltd.                          8,500             483
Namco, Ltd.                                             1,000              28
NEC Corp.                                              14,000              98
NEC Electronics Corp. (z)                               1,300              80
NEC System Intergration & Construction, Ltd.            4,300              43
Nichicon Corp.                                          5,700              77
Nichirei Corp.                                          1,000               4
Nidec Copal Corp.                                       3,300              53
Nikko Cordial Corp.                                     8,000              39
Nintendo Co., Ltd.                                        200              23
Nippon Electric Glass Co., Ltd.                         7,000             147
Nippon Express Co., Ltd.                              132,000             772
Nippon Kayaku Co., Ltd.                                 1,000               5
Nippon Light Metal Co.                                 24,000              57
Nippon Oil Corp.                                       27,000             170
Nippon Sanso Corp.                                      7,000              37
Nippon Shokubai Co., Ltd.                               4,000              32
Nippon Steel Corp.                                     89,000             186
Nippon Telegraph & Telephone Corp.                        179             954
Nippon Yusen Kabushiki Kaisha                           6,000              28
Nishimatsu Construction Co., Ltd. (z)                   4,000              14
Nishi-Nippon Bank, Ltd. (The)                          21,000              96
Nissan Motor Co., Ltd.                                 13,300             147
Nissen Co., Ltd.                                        3,800              82
Nisshin Steel Co., Ltd.                                26,000              53
Nisshinbo Industries, Inc.                              1,000               8
Nitto Denko Corp.                                       6,100             311
NOK Corp.                                               5,300             196
Nomura Holdings, Inc.                                  10,000             148
Nomura Research Institute, Ltd.                         1,200             128
NS Solutions Corp. (AE)                                 1,400              39
NS Solutions Corp. (z)                                  1,400              40
NSK, Ltd.                                               4,000              20
NTN Corp.                                               1,000               5
NTT DoCoMo, Inc.                                           34              61
OJI Paper Co., Ltd.                                     3,000              19
Olympus Corp.                                           3,000              56
Ono Pharmaceutical Co., Ltd.                              400              19
ORIX Corp.                                             11,500           1,314

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pal Co., Ltd.                                           1,100              40
Pioneer Corp. (z)                                         200               5
Promise Co., Ltd.                                         150              10
Resona Holdings, Inc. (z)                              14,000              25
Ricoh Co., Ltd.                                        16,000             339
Rinnai Corp.                                           16,500             501
Rohm Co., Ltd.                                          4,500             537
Sammy Corp.                                             1,800              86
Sanken Electric Co., Ltd. (z)                           9,000             117
Sankyo Co., Ltd.                                        3,100              67
Sanyo Electric Co., Ltd.                               23,000              94
Sega Corp. (AE)(z)                                        300               4
Seino Transportation Co., Ltd.                          7,000              72
Sekisui House, Ltd.                                    44,800             496
Senshukai Co., Ltd.                                     4,000              43
SFCG Co., Ltd. (z)                                      2,920             585
Sharp Corp.                                             2,000              32
Shimachu Co., Ltd.                                        900              24
Shin-Etsu Chemical Co., Ltd.                           18,900             674
Shinko Electric Industries                              4,800             165
Shiseido Co., Ltd.                                     32,000             402
Showa Shell Sekiyu KK (z)                               4,300              39
Skylark Co., Ltd. (z)                                  29,700             595
SMC Corp.                                               1,300             140
Snow Brand Milk Products Co., Ltd. (AE)                 3,000              10
Softbank Corp. (AE)(z)                                    400              18
Sohgo Security Services Co., Ltd. (z)                  18,100             236
Sompo Japan Insurance, Inc.                             5,000              51
Sony Corp.                                             17,100             642
Stanley Electric Co., Ltd.                              9,900             165
STB Leasing Co., Ltd.                                   1,900              44
Sumisho Lease Co., Ltd.                                 5,500             215
Sumitomo Bakelite Co., Ltd.                            57,100             399
Sumitomo Chemical Co., Ltd.                           107,100             498
Sumitomo Corp.                                         24,000             174
Sumitomo Electric Industries, Ltd.                     15,000             153
Sumitomo Forestry Co., Ltd.                            12,000             138
Sumitomo Heavy Industries, Ltd. (AE)                   22,000              69
Sumitomo Metal Industries, Ltd.                        19,000              22
Sumitomo Mitsui Financial Group, Inc. (z)                 100             684
Sumitomo Osaka Cement Co., Ltd.                        61,000             167
Sumitomo Realty & Development Co., Ltd.                 2,000              25
Sumitomo Trust & Banking Co., Ltd. (The)              140,000             994
Suruga Bank, Ltd. (The)                                 2,000              15
Suzuken Co., Ltd.                                       1,600              50
Taiheiyo Cement Corp.                                  16,000              40

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taisei Corp.                                            4,000              15
Takashimaya Co., Ltd.                                   1,000              12
Takeda Chemical Industries, Ltd.                       25,400           1,112
Takefuji Corp. (z)                                      1,620             117
Tanabe Seiyaku Co., Ltd.                                1,000               9
TDK Corp.                                               3,200             242
Telewave, Inc.                                             11             131
TIS, Inc.                                                 400              17
Tobu Railway Co.                                        4,000              17
Toda Corp.                                              1,000               4
Tohoku Electric Power Co., Inc.                         2,400              40
Tokyo Electric Power Co., Inc. (The)                   14,800             335
Tokyo Gas Co., Ltd.                                     2,000               7
Tokyo Steel Manufacturing Co., Ltd. (z)                   600              10
Tokyu Corp.                                             6,000              31
Tomen Corp. (AE)                                       11,000              19
Toppan Printing Co., Ltd.                               6,000              68
Toshiba Corp.                                          18,000              72
Tostem Inax Holding Corp.                               1,000              22
Toyo Seikan Kaisha, Ltd.                                3,000              51
Toyota Motor Corp.                                     73,000           2,948
Toyota Tsusho Corp.                                     1,000              10
Ube Industries, Ltd.                                   15,000              23
UFJ Holdings, Inc.                                        146             643
UFJ Tsubasa Securities Co., Ltd.                        9,000              38
Uniden Corp.                                            5,000             108
UNY Co., Ltd.                                           4,000              51
USS Co., Ltd.                                           1,170             100
Victor Co. of Japan, Ltd.                               1,000              11
West Japan Railway Co.                                     16              64
World Co., Ltd.                                           600              18
Yamaha Corp.                                            1,200              20
Yamaha Motor Co., Ltd.                                 44,000             683
Yamanouchi Pharmaceutical Co., Ltd.                     3,800             127
Yamato Transport Co., Ltd.                              2,000              33
Yamazaki Baking Co., Ltd.                               2,000              20
Yokogawa Electric Corp.                                 8,000             106
York-Benimaru Co., Ltd.                                 3,100              92
Zexel Corp.                                             5,000              23
                                                                 ------------
                                                                       49,495
                                                                 ------------
Luxembourg - 0.2%
Arcelor (z)                                            16,472             277
Millicom International Cellular SA (AE)(z)              4,700             103
                                                                 ------------
                                                                          380
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mexico - 0.3%
Coca-Cola Femsa SA de CV - ADR                         15,100             335
Telefonos de Mexico SA de CV - ADR                     10,550             351
                                                                 ------------
                                                                          686
                                                                 ------------

Netherlands - 3.2%
ABN AMRO Holding NV                                    27,949             611
Aegon NV                                                2,600              31
Akzo Nobel NV                                          18,603             684
ASML Holding NV (AE)                                    4,000              68
Buhrmann NV                                            11,300             112
DSM NV                                                  7,900             388
Euronext NV                                             1,400              39
Euronext NV (z)                                         6,730             187
European Aeronautic Defense and Space Co. (z)           9,500             264
Heineken NV (z)                                         8,250             271
ING Groep NV                                           33,520             791
Koninklijke Ahold NV                                    9,700              76
Koninklijke Philips Electronics NV                     16,940             456
Koninklijke Philips Electronics NV                     14,400             392
OCE NV                                                  3,100              50
Royal Dutch Petroleum Co.                              19,800           1,016
Royal KPN NV                                            8,700              66
Royal Numico NV (AE)                                   31,500           1,012
Vedior NV                                               1,100              16
Wolters Kluwer NV                                      30,236             549
                                                                 ------------
                                                                        7,079
                                                                 ------------

New Zealand - 0.2%
Carter Holt Harvey, Ltd.                               85,200             111
Telecom Corp. of New Zealand, Ltd.                     74,894             278
                                                                 ------------
                                                                          389
                                                                 ------------

Norway - 0.6%
DNB NOR ASA                                            35,192             240
Norsk Hydro ASA                                         5,600             363
Statoil ASA (z)                                        16,680             211
Telenor ASA                                            47,400             329
Yara International ASA (AE)                            13,632             110
                                                                 ------------
                                                                        1,253
                                                                 ------------

Portugal - 0.1%
Electricidade de Portugal SA                           87,580             245
                                                                 ------------

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Singapore - 0.9%
CapitaLand, Ltd.                                        8,000               6
Chartered Semiconductor Manufacturing, Ltd.
   (AE)(z)                                             15,000              12
City Developments, Ltd.                                32,000             100
City Developments, Ltd. 2006 Warrants (AE)              3,000               5
Creative Technology, Ltd.                               1,350              14
DBS Group Holdings, Ltd.                              106,000             887
Fraser and Neave, Ltd.                                  4,000              33
Jardine Cycle & Carriage, Ltd.                          6,000              22
Keppel Corp., Ltd. (z)                                 61,000             250
Keppel Land, Ltd.                                       7,000               7
MobileOne, Ltd.                                       147,800             129
NatSteel, Ltd.                                         11,000              14
Neptune Orient Lines, Ltd.                             29,000              40
Oversea-Chinese Banking Corp.                          12,000              84
SembCorp Industries, Ltd.                              23,000              18
Singapore Airlines, Ltd.                                4,000              26
Singapore Exchange, Ltd.                                3,000               3
Singapore Technologies Engineering, Ltd.              170,300             206
Singapore Telecommunications, Ltd.                     17,000              22
United Overseas Bank, Ltd.                              2,000              16
United Overseas Land, Ltd.                              4,000               5
                                                                 ------------
                                                                        1,899
                                                                 ------------

South Africa - 0.2%
Nedcor, Ltd.                                           39,883             395
                                                                 ------------

South Korea - 1.1%
Korea Electric Power Corp. - ADR                       42,100             386
KT Corp. - ADR                                         22,100             399
Nextel, Inc.                                           15,770             766
POSCO - ADR                                            10,150             340
Samsung Electronics Co., Ltd. - GDR                     2,364             486
                                                                 ------------
                                                                        2,377
                                                                 ------------
Spain - 3.9%
Acerinox SA                                             3,900             222
ACS Actividades Cons y Serv                            15,513             261
Altadis SA (z)                                         56,427           1,744
Amadeus Global Travel Distribution SA Class A
   (AE)(z)                                              6,300              41
Banco de Sabadell SA                                   10,000             217
Banco Popular Espanol SA (z)                            6,700             378
Banco Santander Central Hispano SA                     14,500             150

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corp Mapfre SA                                         22,930             281
Endesa SA (z)                                          51,702             996
Fomento de Construcciones y Contratas SA (z)            1,200              44
Gamesa Corp. Tecnologica SA                             1,100              16
Iberia Lineas Aereas de Espana                         48,400             139
Indra Sistemas SA (AE)(z)                              10,800             138
Red Electrica de Espana (z)                             1,100              19
Repsol YPF SA (z)                                      15,000             328
Repsol YPF SA - ADR                                    28,739             628
Sogecable SA (AE)(z)                                    9,400             379
Telefonica SA                                         174,662           2,582
Union Fenosa SA (z)                                     4,400              94
                                                                 ------------
                                                                        8,657
                                                                 ------------

Sweden - 2.8%
Ainax AB (z)                                                1              --
Atlas Copco AB Class A                                  1,200              45
Atlas Copco AB Class B                                  1,100              38
Electrolux AB Series B                                 25,400             487
Hennes & Mauritz AB Class B (z)                        36,022             930
Investor AB Class B (z)                                19,420             198
Modern Times Group AB Class B (AE)(z)                     900              17
Nordea Bank AB (z)                                     12,000              86
OMHEX AB (z)                                            2,400              29
Sandvik AB                                              1,800              61
Skandia Forsakrings AB                                 60,076             249
Skandinaviska Enskilda Banken AB Class A                2,200              32
Skanska AB Class B                                      5,100              45
Svenska Cellulosa AB Class B                            1,300              49
Svenska Handelsbanken Class A (z)                      63,815           1,279
Tele2 AB Class B (z)                                      900              39
Telefonaktiebolaget LM Ericsson Class B (AE)          806,932           2,377
TeliaSonera AB                                          4,000              17
Volvo AB Series A                                       1,500              50
Volvo AB Series B (z)                                   2,000              70
WM-data AB Class B (z)                                  6,000              13
                                                                 ------------
                                                                        6,111
                                                                 ------------

Switzerland - 6.5%
ABB, Ltd.                                              24,654             135
Adecco SA (z)                                           6,918             345
Ciba Specialty Chemicals AG                               300              22
Clariant AG (z)                                        28,605             418
Compagnie Financiere Richemont AG Class A              35,076             915

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Converium Holding AG                                      900              47
Credit Suisse Group                                    19,855             705
Georg Fischer AG                                          170              39
Givaudan                                                  374             216
Julius Baer Holding AG Class B                            330              92
Lonza Group AG                                         10,310             522
Nestle SA                                               7,210           1,922
Novartis AG                                            58,017           2,558
PubliGroupe SA                                             77              24
Roche Holding AG                                       24,104           2,385
Straumann Holding AG                                      180              36
Sulzer AG                                                 449             128
Swatch Group AG Class B (z)                               300              39
Swiss Life Holding (AE)(z)                              3,859             538
Swiss Reinsurance                                       6,450             419
Synthes, Inc.                                           3,940             449
UBS AG                                                 27,058           1,906
Valora Holding AG                                         166              38
Zurich Financial Services AG (AE)                       2,713             428
                                                                 ------------
                                                                       14,326
                                                                 ------------
Taiwan - 0.1%
United Microelectronics Corp. - ADR (AE)               78,576             339
                                                                 ------------

United Kingdom - 19.7%
3i Group PLC                                           73,580             818
Abbey National PLC                                      7,600              71
Alliance & Leicester PLC                                4,000              61
Alliance Unichem PLC                                    4,900              58
Allied Domecq PLC                                      26,450             226
Amvescap PLC                                            1,500              10
Anglo American PLC                                     27,756             568
ARM Holdings PLC                                        6,900              15
Associated British Foods PLC                            8,400              96
AstraZeneca PLC                                        13,325             605
AstraZeneca PLC                                        26,633           1,196
Aviva PLC                                              17,000             176
AWG PLC (AE)                                            8,200              87
AWG PLC (AE)                                        2,722,400               5
BAA PLC                                                40,100             403
BAE Systems PLC                                       145,677             580
Barclays PLC                                          161,908           1,380
Barratt Developments PLC                                7,000              75
BG Group PLC                                          101,700             627
BHP Billiton PLC                                       16,300             142
BOC Group PLC                                          25,881             433
Boots Group PLC                                        10,100             126
BP PLC                                                289,500           2,558

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bradford & Bingley PLC                                 16,000              81
Brambles Industries PLC                                22,600              87
British Airways PLC (AE)                               13,400              67
British American Tobacco PLC                           74,574           1,156
British Land Co. PLC                                   32,700             411
British Sky Broadcasting PLC                           97,189           1,097
BT Group PLC                                          211,500             762
Bunzl PLC                                              70,034             584
Cable & Wireless PLC                                   44,500             105
Cadbury Schweppes PLC                                  83,787             723
Centrica PLC                                          214,300             873
Colt Telecom Group PLC (AE)                             2,600               4
Compass Group PLC                                       7,300              45
Corus Group PLC (AE)                                  132,308              95
Davis Service Group PLC                                 3,500              24
Diageo PLC                                            193,049           2,604
Dixons Group PLC                                        3,000               9
easyJet PLC (AE)                                       27,000              78
EMI Group PLC                                          24,700             109
Firstgroup PLC                                            500               3
GKN PLC                                               164,250             747
GlaxoSmithKline PLC                                   111,578           2,259
HBOS PLC                                              121,574           1,506
HHG PLC (AE)(z)                                         3,500               3
HMV Group PLC (AE)                                     20,700              91
HSBC Holdings PLC                                     115,440           1,718
HSBC Holdings PLC (z)                                  11,626             175
Imperial Chemical Industries PLC                       17,700              74
Imperial Tobacco Group PLC                             66,041           1,424
Inchcape PLC                                            3,600             115
International Power PLC (AE)                           26,000              66
InvenSystem PLC (AE)                                  110,600              36
ITV PLC                                                97,678             205
J Sainsbury PLC                                       124,676             644
Johnston Press PLC                                        600               6
Kelda Group PLC                                         6,900              63
Kesa Electricals PLC                                   38,804             204
Kingfisher PLC                                        137,801             716
Land Securities Group PLC                               2,300              48
Legal & General Group PLC                              17,500              30
Lloyds TSB Group PLC                                   82,700             648
LogicaCMG PLC                                          12,200              41
Man Group PLC                                          19,260             499
Marks & Spencer Group PLC                              41,700             274
MFI Furniture PLC                                      11,700              32
Mitchells & Butlers PLC                                18,258              92
mmO2 PLC (AE)                                          45,800              77
Morrison WM Supermarkets                                9,071              38

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MyTravel Group PLC (AE)                                53,200               8
Northern Foods PLC                                     35,900             110
Old Mutual PLC                                         29,200              56
Pennon Group PLC                                        4,100              59
Persimmon PLC                                           4,500              52
Prudential PLC                                         37,000             319
Punch Taverns PLC                                       1,300              12
Reckitt Benckiser PLC                                     100               3
Reed Elsevier PLC                                       4,000              39
Reuters Group PLC                                      79,500             534
Rexam PLC                                              41,391             337
Rio Tinto PLC                                          40,924             985
RMC Group PLC                                           4,500              50
Rolls-Royce Group PLC                                  38,957             178
Royal & Sun Alliance Insurance Group                   70,400             105
Royal Bank of Scotland Group PLC                       42,659           1,229
SABMiller PLC                                           2,100              27
Scottish & Newcastle PLC                                5,800              46
Scottish & Southern Energy PLC                         66,005             816
Scottish Power PLC                                     15,500             112
Shell Transport & Trading Co. PLC                     329,806           2,421
Shire Pharmaceuticals PLC (AE)                          8,100              71
SSL International PLC                                   3,100              16
Stagecoach Group PLC                                   38,900              63
Standard Chartered PLC                                 18,500             301
Tate & Lyle PLC                                        20,300             122
Taylor Woodrow PLC                                      5,700              27
Tesco PLC                                              23,100             112
Trinity Mirror PLC                                      7,600              90
Unilever PLC                                            8,400              82
United Business Media PLC                              27,961             257
United Utilities PLC                                    5,200              49
Vodafone Group PLC                                  1,692,207           3,707
Warner Chilcott PLC                                     1,600              20
Whitbread PLC                                           2,500              37
Wimpey George PLC                                      15,900             106
WPP Group PLC                                           4,000              41
                                                                 ------------
                                                                       43,663
                                                                 ------------
TOTAL COMMON STOCKS
(cost $169,257)                                                       199,822
                                                                 ------------
OPTIONS PURCHASED - 0.3%
Belgium - 0.3%
Bel 20 Index Futures
   Jul 2004 2,449.85 (EUR) Call (54)                    3,219             687

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Switzerland - 0.0%
Swiss Market Index Futures
   Sep 2004 5,625.31 (EUR) Put (9)                        404              36
   Sep 2004 5,631.50 (EUR) Put (17)                       764              69
                                                                 ------------
                                                                          105
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $756)                                                               792
                                                                 ------------
PREFERRED STOCKS - 1.2%
Australia - 0.0%
News Corp., Ltd. (z)                                   11,900              97
Brazil - 0.2%
Telecomunicacoes Brasileiras SA - ADR                  12,000             350
Germany - 1.0%
Fresenius AG (z)                                        4,100             311
Fresenius Medical Care AG (z)                           1,100              59
Porsche AG (AE)                                         1,793           1,200
ProSieben SAT.1 Media AG                               14,223             257
Wella AG                                                4,080             382
                                                                 ------------
                                                                        2,209
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $2,277)                                                           2,656
                                                                 ------------
SHORT-TERM INVESTMENTS - 21.1%
United States - 21.1%
Frank Russell Investment Company
   Money Market Fund                               12,536,000          12,536
State Street Securities Lending Quality Trust
   (N)                                             31,101,318          31,101
United States Treasury Bill (y)(s)
   0.920% due 08/12/04 (c)                              1,000             999
   0.950% due 08/12/04 (c)                                500             499
   1.599% due 09/09/04                                  1,500           1,495
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $46,630)                                                         46,630
                                                                 ------------
TOTAL INVESTMENTS - 113.1%
(identified cost $218,920)                                            249,900
OTHER ASSETS AND LIABILITIES,
NET - (13.1%)                                                         (29,013)
                                                                 ------------
NET ASSETS - 100.0%                                                   220,887
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 07/04 (26)                           2,185               23

CAC-40 Index (France)
   expiration date 07/04 (5)                              228               (1)
   expiration date 09/04 (24)                           1,096               (4)
DAX Index (Germany)
   expiration date 09/04 (14)                           1,740               35
DJ STOXX 50 Index (EMU)
   expiration date 09/04 (84)                           2,879               36

FTSE-100 Index (UK)
   expiration date 09/04 (41)                           3,324                4

Hang Seng Index (Hong Kong)
   expiration date 07/04 (34)                           2,679               28

IBEX Plus Index (Spain)
   expiration date 07/04 (1)                               98                1

TOPIX Index (Japan)
   expiration date 09/04 (72)                           7,856              282

Short Positions
CAC-40 Index (France)
   expiration date 07/04 (30)                           1,366                8

FTSE-100 Index (UK)
   expiration date 09/04 (27)                           2,189                7

MIB-30 (Italy)
   expiration date 09/04 (9)                            1,551              (30)

SPI 200 Index (Australia)
   expiration date 09/04 (28)                           1,724              (27)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  362
                                                                  ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Belgium
Bel20 Index Futures
   Jul 2004 2,449.85 (EUR) Put (54)                     3,219            (657)

Switzerland
Swiss Market Index Futures
   Sep 2004 5,625.31 (EUR) Call (9)                       404             (36)
   Sep 2004 5,631.50 (EUR) Call (17)                      764             (68)
                                                                 ------------
Total Liability for Options Written
   (premiums received $755)                                              (761)
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             336   CHF              423    09/15/04                  2
USD               5   EUR                4    07/01/04                 --
USD               8   EUR                6    07/02/04                 --
USD              36   EUR               30    07/02/04                 --
USD              54   EUR               45    07/02/04                 --
USD             603   EUR              500    09/15/04                  5
USD           5,544   EUR            4,600    09/15/04                 45
USD           2,058   EUR            1,700    09/15/04                  7
USD              19   GBP               10    07/01/04                 --
USD              23   GBP               13    07/02/04                 --
USD              33   GBP               18    07/02/04                 --
USD              37   GBP               20    07/02/04                 --
USD              95   GBP               52    09/15/04                 (1)
USD           1,460   GBP              800    09/15/04                (18)
USD             904   GBP              500    09/15/04                 (3)
USD           2,699   GBP            1,500    09/15/04                  4
USD           2,768   GBP            1,535    09/15/04                 (1)
USD              70   HKD              541    09/15/04                 --
USD               2   JPY              257    07/01/04                 --
USD               2   JPY              254    07/02/04                 --
USD               2   JPY              256    07/02/04                 --
USD               3   JPY              360    07/02/04                 --
USD               4   JPY              393    07/02/04                 --
USD               5   JPY              546    07/02/04                 --
USD              22   JPY            2,405    07/02/04                 --
USD              26   JPY            2,831    07/02/04                 --
USD             451   JPY           50,000    09/15/04                  7
USD             465   JPY           50,979    09/15/04                  2
USD             932   JPY          100,000    09/15/04                (15)
USD           1,384   JPY          150,000    09/15/04                 (8)
USD           3,158   JPY          350,000    09/15/04                 51
USD           6,438   JPY          701,500    09/15/04                 (4)
USD               1   SEK               10    07/01/04                 --
USD             123   SGD              210    09/15/04                 (1)
AUD             980   USD              673    09/15/04                 (2)
AUD           1,630   USD            1,126    09/15/04                  4
CHF              26   USD               21    07/01/04                 --
CHF              10   USD                8    09/15/04                 --
DKK              20   USD                3    09/15/04                 --
DKK              86   USD               14    09/15/04                 --
EUR              51   USD               61    07/01/04                 (1)
EUR              73   USD               88    07/01/04                 --
EUR             500   USD              602    09/15/04                 (6)
EUR           1,266   USD            1,518    09/15/04                (20)
EUR           1,667   USD            2,022    09/15/04                 (3)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           2,600   USD            3,143    09/15/04                (15)
GBP              40   USD               72    07/01/04                  1
GBP             600   USD            1,091    09/15/04                 10
GBP             700   USD            1,264    09/15/04                  2
HKD               9   USD                1    07/02/04                 --
HKD              80   USD               10    09/15/04                 --
JPY             543   USD                5    07/01/04                 --
JPY           2,375   USD               22    07/01/04                 --
JPY           2,538   USD               23    07/01/04                 --
JPY             558   USD                5    07/02/04                 --
JPY             580   USD                5    07/02/04                 --
JPY             649   USD                6    07/02/04                 --
JPY             817   USD                7    07/06/04                 --
JPY           1,157   USD               11    07/06/04                 --
JPY           2,002   USD               18    07/06/04                 --
JPY             446   USD                4    07/06/04                 --
JPY         100,000   USD              924    09/15/04                  7
JPY         200,000   USD            1,846    09/15/04                 12
SEK             155   USD               21    07/01/04                 --
SEK             230   USD               31    09/15/04                 --
SEK           6,559   USD              860    09/15/04                 (9)
SGD             214   USD              125    09/15/04                 --
                                                           --------------

                                                                       52
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   8.3          18,236
Consumer Discretionary                                   12.0          26,404
Consumer Staples                                          8.1          17,960
Financial Services                                       19.4          42,804
Health Care                                               7.0          15,325
Integrated Oils                                           4.7          10,344
Materials and Processing                                  8.7          19,291
Miscellaneous                                             1.5           3,330
Options                                                   0.3             792
Other Energy                                              2.8           6,195
Producer Durables                                         4.8          10,686
Technology                                                3.6           8,048
Telecommunication Services                                0.1             156
Utilities                                                10.7          23,699
Short-Term Investments                                   21.1          46,630
                                                 ------------    ------------

Total Investments                                       113.1         249,900
Other Assets and Liabilities, Net                       (13.1)        (29,013)
                                                 ------------    ------------

Net Assets                                              100.0         220,887
                                                 ============    ============
                                                     % OF           MARKET
GEOGRAPHIC DIVERSIFICATION                           NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    0.2             395
Asia                                                      6.3          13,425
Europe                                                   42.4          94,104
Japan                                                    22.4          49,495
Latin America                                             0.7           1,396
United Kingdom                                           19.7          43,663
Options                                                   0.3             792
Short-Term Investments                                   21.1          46,630
                                                 ------------    ------------

Total Investments                                       113.1         249,900
Other Assets and Liabilities, Net                       (13.1)        (29,013)
                                                 ------------    ------------

Net Assets                                              100.0         220,887
                                                 ============    ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.1%
Apartment - 17.4%
Affordable Residential Communities (AE)(o)(z)          23,000             382
Apartment Investment & Management Co. Class A
   (o)                                                 43,100           1,341
Archstone-Smith Trust (o)                             330,517           9,694
AvalonBay Communities, Inc. (o)                       162,700           9,196
BRE Properties Class A (o)                             72,800           2,530
Camden Property Trust (o)                              51,500           2,359
Equity Residential (o)                                476,700          14,172
Essex Property Trust, Inc. (o)                         38,000           2,597
Pennsylvania Real Estate Investment Trust (o)(z)       65,947           2,259
Summit Properties, Inc. (o)(z)                         76,100           1,951
Sun Communities, Inc. (o)                              15,000             565
United Dominion Realty Trust, Inc. (o)                111,800           2,211
                                                                 ------------
                                                                       49,257
                                                                 ------------

Health Care - 3.0%
Health Care REIT, Inc. (o)                             24,500             796
Healthcare Realty Trust, Inc. (o)                      34,500           1,293
LTC Properties, Inc. (o)(z)                             1,300              22
National Health Investors, Inc. (o)(z)                 37,000           1,006
Omega Healthcare Investors, Inc. (o)(z)                55,000             552
Senior Housing Properties Trust (o)(z)                113,800           1,911
Ventas, Inc. (o)(z)                                   127,400           2,975
                                                                 ------------
                                                                        8,555
                                                                 ------------
Hotels/Leisure - 9.1%
Fairmont Hotels & Resorts, Inc.                        33,300             897
Hilton Hotels Corp. (z)                               409,600           7,643
Hospitality Properties Trust (o)                       13,000             550
Host Marriott Corp. (o)                               608,900           7,526
La Quinta Corp.                                       128,600           1,080
LaSalle Hotel Properties (o)                           46,900           1,144
Starwood Hotels & Resorts Worldwide, Inc.             152,232           6,828
Strategic Hotel Capital, Inc. (AE)(o)                  16,900             248
                                                                 ------------
                                                                       25,916
                                                                 ------------
Leasing - 0.7%
Glenborough Realty Trust, Inc. (o)(z)                  52,100             956
iStar Financial, Inc. (o)                              26,500           1,060
                                                                 ------------
                                                                        2,016
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Office/Industrial - 33.5%
Alexandria Real Estate Equities, Inc. (o)              29,800           1,692
AMB Property Corp. (o)                                 95,800           3,318
American Financial Realty Trust (o)(z)                243,800           3,484
Arden Realty, Inc. (o)                                 97,100           2,856
Boston Properties, Inc. (o)                           182,000           9,115
Brandywine Realty Trust (o)                             8,400             228
Brookfield Properties Co.                             184,700           5,310
CarrAmerica Realty Corp. (o)                           65,700           1,986
Catellus Development Corp. (o)                        332,066           8,185
Centerpoint Properties Trust (o)                       34,700           2,663
Corporate Office Properties Trust (o)                  20,000             497
Crescent Real Estate Equities Co. (o)(z)               88,000           1,419
Duke Realty Corp. (o)                                  32,000           1,018
Equity Office Properties Trust (o)                    211,900           5,764
First Potomac Realty Trust (o)                          6,100             117
Highwoods Properties, Inc. (o)                        128,200           3,013
HRPT Properties Trust (o)(z)                          150,710           1,509
Kilroy Realty Corp. (o)                                76,100           2,595
Liberty Property Trust (o)(z)                         189,100           7,604
Mack-Cali Realty Corp. (o)                            168,300           6,964
Plum Creek Timber Co., Inc. (o)                       102,700           3,346
Prentiss Properties Trust (o)                          51,500           1,726
Prologis (o)                                          485,400          15,978
PS Business Parks, Inc. (o)                            29,000           1,167
SL Green Realty Corp. (o)                              74,000           3,463
                                                                 ------------
                                                                       95,017
                                                                 ------------

Outlet Centers - 2.8%
Chelsea Property Group, Inc. (o)                      121,000           7,892
                                                                 ------------

Regional Malls - 17.5%
General Growth Properties, Inc. (o)                   478,000          14,134
Macerich Co. (The) (o)                                122,700           5,874
Mills Corp. (The) (o)                                  22,200           1,037
Rouse Co. (The) (o)(z)                                176,700           8,393
Simon Property Group, Inc. (o)                        367,300          18,886
Taubman Centers, Inc. (o)                              55,000           1,259
                                                                 ------------
                                                                       49,583
                                                                 ------------

Self Storage - 1.9%
Public Storage, Inc. (o)                               68,300           3,142
Shurgard Storage Centers, Inc. Class A (o)             56,900           2,128
                                                                 ------------
                                                                        5,270
                                                                 ------------

 32  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shopping Center - 11.2%
Developers Diversified Realty Corp. (o)               188,900           6,681
Federal Realty Investment Trust (o)                   111,800           4,650
Inland Real Estate Corp. (o)                           14,200             185
Kimco Realty Corp. (o)                                 39,000           1,775
Pan Pacific Retail Properties, Inc. (o)               108,800           5,497
Realty Income Corp. (o)(z)                              7,300             305
Regency Centers Corp. (o)                             149,500           6,414
Urstadt Biddle Properties, Inc. Class A (o)(z)          6,100              90
Vornado Realty Trust (o)                              107,700           6,151
                                                                 ------------
                                                                       31,748
                                                                 ------------
TOTAL COMMON STOCKS
(cost $211,613)                                                       275,254
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.2%
Frank Russell Investment Company
   Money Market Fund                                7,125,000           7,125
State Street Secuities Lending
   Quality Trust (N)                               19,145,392          19,145
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $26,270)                                                         26,270
                                                                 ------------

TOTAL INVESTMENTS - 106.3%
(identified cost $237,883)                                            301,524

OTHER ASSETS AND LIABILITIES,
NET - (6.3%)                                                          (17,953)
                                                                 ------------

NET ASSETS - 100.0%                                                   283,571
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  33

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 60.5%
Asset-Backed Securities - 2.1%
American Airlines, Inc.
   7.858% due 10/01/11                                    140             139
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                    475             498
Countrywide Asset-Backed Certificates (E)
   Series 2004-6 Class 2A1
   1.530% due 10/25/21                                    500             500
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                    375             377
GSAMP Trust (E)
   Series 2004-SEA2 Class A2A
   1.620% due 03/25/34                                    400             400
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    132             139
Parker Hannifin Employee Stock Ownership Trust
   (y)
   6.340% due 07/15/08                                    243             259
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   1.530% due 07/25/34                                    800             800
Small Business Administration
   7.449% due 08/01/10                                     52              57
Tenaska Alabama II Partners, LP (y)
   6.125% due 03/30/23                                    113             113
                                                                 ------------
                                                                        3,282
                                                                 ------------

Corporate Bonds and Notes - 11.3%
Amerada Hess Corp.
   7.300% due 08/15/31                                     90              91
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36
American RE Corp.
   Series B
   7.450% due 12/15/26                                    245             260
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    140             146
AT&T Corp.
   8.050% due 11/15/11                                     20              21
   8.750% due 11/15/31                                     40              39
BAE Systems Holdings, Inc. (y)
   6.400% due 12/15/11                                    350             373

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.
   7.800% due 02/15/10                                     15              17
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                     80              89
BCI US Funding Trust (y)(p)
   8.010% due 12/29/49                                    250             280
Boeing Capital Corp.
   6.100% due 03/01/11                                     65              69
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     25              26
   6.750% due 03/15/29                                     10              10
Campbell Soup Co.
   5.875% due 10/01/08                                     70              74
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                     80              82
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                    170             190
CIT Group, Inc.
   5.750% due 09/25/07                                     75              79
   6.875% due 11/01/09                                     45              49
Citigroup, Inc.
   3.500% due 02/01/08                                    560             552
   7.250% due 10/01/10                                    195             220
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     55              55
Comcast Cable Communications
   8.375% due 05/01/07                                    195             218
Comcast Corp.
   5.850% due 01/15/10                                     60              63
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     50              52
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                     65              66
   5.500% due 08/15/13                                     45              45
Detroit Edison Co.
   6.350% due 10/15/32                                     90              91
Devon Financing Corp. ULC
   6.875% due 09/30/11                                     95             103
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     40              42
DPL, Inc.
   8.250% due 03/01/07                                    115             122

 34  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dresdner Funding Trust I
   8.151% due 06/30/31                                    160             178
Duke Capital Corp.
   4.302% due 05/18/06                                     70              71
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     30              31
   6.875% due 02/01/11                                     20              22
El Paso Corp.
   8.050% due 10/15/30                                    400             326
Eli Lilly & Co.
   6.770% due 01/01/36                                    245             269
FedEx Corp.
   7.600% due 07/01/97                                     65              71
Fifth Third Bank
   7.750% due 08/15/10                                    155             162
Financing Corp. Fico
   Series 15P
   Zero Coupon due 03/07/19                                70              30
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     40              41
   Series B
   6.450% due 11/15/11                                    195             202
   Series C
   7.375% due 11/15/31                                    115             120
Ford Motor Co.
   6.375% due 02/01/29                                     70              59
Ford Motor Credit Co.
   7.875% due 06/15/10                                    245             267
   7.375% due 02/01/11                                    370             390
General Electric Capital Corp.
   Series MTNA
   6.000% due 06/15/12                                     20              21
General Electric Co.
   5.000% due 02/01/13                                    315             310
General Motors Acceptance Corp.
   7.250% due 03/02/11                                     80              84
   6.875% due 09/15/11                                    405             415
   7.000% due 02/01/12                                     70              72
Glencore Funding LLC
   6.000% due 04/15/14                                     60              56
Golden West Financial Corp.
   4.125% due 08/15/07                                    110             111
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    245             269
HCA, Inc.
   5.250% due 11/06/08                                     70              70
   7.500% due 11/06/33                                     45              44

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Historic TW, Inc.
   9.125% due 01/15/13                                     85             104
   8.050% due 01/15/16                                    410             466
HJ Heinz Co.
   6.375% due 07/15/28                                     20              21
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     55              60
Household Finance Corp.
   4.750% due 05/15/09                                    260             261
   6.375% due 11/27/12                                    125             133
HVB Funding Trust I (y)
   8.741% due 06/30/31                                    150             173
International Lease Finance Corp.
   6.375% due 03/15/09                                    125             134
International Paper Co.
   5.500% due 01/15/14                                    140             137
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             111
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    120             127
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    375             411
KeySpan Corp.
   7.250% due 11/15/05                                     50              53
   7.625% due 11/15/10                                    150             173
Kraft Foods, Inc.
   5.250% due 06/01/07                                     60              62
   5.625% due 11/01/11                                    185             188
   5.250% due 10/01/13                                    205             200
Kroger Co.
   8.000% due 09/15/29                                     15              17
   7.500% due 04/01/31                                     15              17
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    155             168
Liberty Media Corp.
   3.500% due 09/25/06                                    500             499
   5.700% due 05/15/13                                     50              49
Lockheed Martin Corp.
   8.200% due 12/01/09                                    520             609
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                     75              88
Midland Funding II
   Series B
   13.250% due 07/23/06                                    45              52
Miller Brewing Co. (y)
   5.500% due 08/15/13                                    130             130

                                                              Core Bond Fund  35

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mizuho Preferred Capital Co. LLC (y)(p)
   8.790% due 12/29/49                                    315             345
Monumental Global Funding II (y)
   3.850% due 03/03/08                                    155             155
Morgan Stanley
   6.750% due 04/15/11                                    180             197
Natexis Ambs Co. LLC (y)(p)
   8.440% due 12/29/49                                    120             137
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                     70              74
NB Capital Trust IV
   8.250% due 04/15/27                                     90             100
News America Holdings
   9.250% due 02/01/13                                     40              50
   7.750% due 12/01/45                                     95             108
   7.900% due 12/01/95                                     90             100
   8.250% due 10/17/96                                     30              35
News America, Inc.
   6.750% due 01/09/38                                     20              22
Nisource Finance Corp.
   7.875% due 11/15/10                                    190             218
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              23
   7.900% due 05/15/97                                    185             212
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             126
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              20
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                     90             100
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     50              48
   4.200% due 03/01/11                                     65              62
   6.050% due 03/01/34                                     65              61
Progress Energy, Inc.
   7.100% due 03/01/11                                     45              49
   7.000% due 10/30/31                                    120             123
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              22
Qwest Services Corp. Step Up Bond (y)
   14.000% due 12/15/10                                    40              47
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    235             217
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                    290             155

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safeway, Inc.
   7.250% due 02/01/31                                     25              26
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                   460             527
Sprint Capital Corp.
   6.125% due 11/15/08                                     50              53
   8.375% due 03/15/12                                     60              69
   6.875% due 11/15/28                                    170             163
   8.750% due 03/15/32                                    115             134
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    140             176
   7.875% due 08/01/13                                    285             325
Time Warner, Inc.
   6.750% due 04/15/11                                     95             102
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                     80              77
Tyson Foods, Inc.
   8.250% due 10/01/11                                     60              69
Union Pacific Corp.
   5.750% due 10/15/07                                     55              58
   6.125% due 01/15/12                                    120             126
Union Planters Corp.
   7.750% due 03/01/11                                     50              58
Univision Communications, Inc.
   7.850% due 07/15/11                                     90             104
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                     85              87
Wachovia Corp.
   7.550% due 08/18/05                                     50              53
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              63
Wells Fargo Bank NA
   7.550% due 06/21/10                                     50              58
Weyerhaeuser Co.
   6.750% due 03/15/12                                     55              60
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             351
Wyeth
   5.500% due 03/15/13                                     35              34
   5.500% due 02/01/14                                    155             148
Yum! Brands, Inc.
   8.875% due 04/15/11                                    120             145
Zurich Capital Trust I (y)
   8.376% due 06/01/37                                    245             271
                                                                 ------------
                                                                       17,837
                                                                 ------------

 36  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emerging Markets Debt - 1.0%
Argentina Government International Bond
   11.375% due 03/15/10                                    65              19
   11.375% due 01/30/17                                   200              58
Brazilian Government International Bond
   2.063% due 04/15/06                                     64              63
   2.125% due 04/15/09                                     18              16
   9.250% due 10/22/10                                     60              57
   11.000% due 01/11/12                                   540             543
   2.125% due 04/15/12                                     38              31
OAO Gazprom
   10.500% due 10/21/09                                    70              80
   9.625% due 03/01/13 (y)                                100             103
Panama Government International Bond
   9.375% due 07/23/12                                    100             109
Peru Government International Bond
   9.125% due 02/21/12                                    200             205
   9.875% due 02/06/15                                    200             209
Russia Government International Bond
   5.000% due 03/31/30                                    350             320
                                                                 ------------
                                                                        1,813
                                                                 ------------

International Debt - 4.7%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    150             161
AXA
   8.600% due 12/15/30                                     85             104
Bombardier, Inc. (y)
   6.300% due 05/01/14                                     85              72
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    230             265
British Telecommunications PLC
   8.375% due 12/15/10                                     90             105
   8.875% due 12/15/30                                      5               6
Conoco Funding Co.
   6.350% due 10/15/11                                    400             435
DBS Capital Funding Corp. (y)(p)
   7.657% due 03/15/49                                    135             151
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    130             152
   8.750% due 06/15/30                                    175             213
Dresdner Bank AG for Kyivstar GSM (y)
   12.750% due 11/21/05                                   140             152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Export Import Bank of Korea
   4.125% due 02/10/09                                    120             116
France Telecom Step Up Bond
   8.200% due 03/01/06                                    440             472
   8.750% due 03/01/11                                    485             562
   9.500% due 03/01/31                                     75              94
Intelsat, Ltd.
   6.500% due 11/01/13                                    205             181
Korea Development Bank
   4.250% due 11/13/07                                     50              50
Korea Electric Power Corp. (y)
   5.125% due 04/23/34                                     60              57
Mexico Government International Bond
   8.375% due 01/14/11                                    100             113
   6.375% due 01/16/13                                    130             130
   8.300% due 08/15/31                                    235             246
Mizuho Financial Group Cayman, Ltd. (y)
   5.790% due 04/15/14                                    130             128
Petroleos Mexicanos
   9.500% due 09/15/27                                     35              39
Poland Government International Bond 4.750% due
   10/27/24                                               200             178
Province of Quebec
   5.000% due 07/17/09                                     35              36
   7.500% due 07/15/23                                    200             240
PTC International Finance II SA 11.250% due
   12/01/09                                               160             174
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    550             663
Royal KPN NV
   8.000% due 10/01/10                                    305             353
Santander Financial Issuances
   6.800% due 07/15/05                                     45              47
   6.375% due 02/15/11                                    110             119
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             154
Shaw Communications, Inc.
   8.250% due 04/11/10                                    115             125
   7.200% due 12/15/11                                     50              52
Stora Enso OYJ
   7.375% due 05/15/11                                     85              94
Systems 2001 AT LLC (y)
   7.156% due 12/15/11                                    145             154
Telecom Italia Capital SA (y)
   5.250% due 11/15/13                                    230             223
   6.375% due 11/15/33                                     80              77

                                                              Core Bond Fund  37

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TELUS Corp.
   7.500% due 06/01/07                                    185             201
   8.000% due 06/01/11                                    330             375
TPSA Finance BV (y)
   7.750% due 12/10/08                                     85              94
                                                                 ------------
                                                                        7,363
                                                                 ------------

Mortgage-Backed Securities - 28.9%
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     60              62
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-8 Class 3A
   6.053% due 08/25/32                                     14              14
   Series 2003-1 Class 6A1
   5.134% due 04/25/33                                    181             181
   Series 2003-8 Class 4A1
   4.802% due 01/25/34                                    395             393
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                     93              92
CS First Boston Mortgage Securities Corp.
   Series 2001-AR24 Class 3A
   6.263% due 12/25/31                                    101             104
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    400              10
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                    550              14
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA (o)
   6.500%                                                 495             522
   30 Year Gold TBA (o)
   6.000%                                                 380             386
Federal Home Loan Mortgage Corp.
   30 Year Gold TBA (o)
   5.500%                                               2,855           2,843
   6.000% due 2016                                         79              82
   5.000% due 2018                                        417             419
   7.813% due 2030                                          6               6
   6.500% due 2032                                        102             106
   5.000% due 2033                                        534             517
   Series 2000-2266 Class F
   1.689% due 11/15/30                                     72              73
   Series 2002-2504 Class L
   5.500% due 03/15/15                                      8               8

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 2AIO
   0.245% due 02/25/43                                  8,496              59
   Series 2003-54 Class 3AIO
   0.760% due 02/25/43                                  3,370             119
Federal National Mortgage Association
   15 Year TBA (o)
   5.000%                                               1,740           1,742
   5.500%                                               3,660           3,743
   6.000%                                               2,180           2,270
   30 Year TBA (o)
   5.000%                                               5,610           5,418
   5.500%                                               2,120           2,109
   6.000%                                               4,680           4,769
   6.500%                                               1,460           1,520
   7.000%                                                 465             490
   6.000% due 2016                                         34              35
   2.969% due 2017                                        121             122
   5.000% due 2017                                      1,023           1,028
   5.500% due 2017                                      1,370           1,405
   6.000% due 2017                                        297             310
   4.500% due 2018                                        769             754
   5.000% due 2018                                      2,430           2,440
   5.500% due 2018                                        383             393
   7.000% due 2032                                        629             664
   5.000% due 2033                                        656             635
   5.500% due 2033                                        613             612
   6.000% due 2033                                         88              90
   6.500% due 2033                                        368             383
   5.000% due 2034                                      1,921           1,861
   5.500% due 2034                                        548             546
   3.966% due 2036                                        922             948
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    996           1,036
Federal National Mortgage Association Zero
   Coupon due 2019                                        530             528
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.585% due 04/25/42                                  3,084             121
   Series 2002-W6 Class 2AIO
   0.321% due 06/25/42                                  3,014              29
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    128             133
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   1.900% due 09/25/31                                     25              25

 38  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   15 Year Gold TBA (o)
   5.000%                                                 330             330
Government National Mortgage Association (E)
   Series 2000-29 Class F
   1.780% due 09/20/30                                     94              94
Government National Mortgage Association I
   30 Year TBA (o)
   5.500%                                                 530             529
   6.000% due 2029                                         35              36
   6.500% due 2032                                        360             376
   5.500% due 2033                                        132             132
Government National Mortgage Association II (E)
   4.375% due 2026                                        564             564
   4.750% due 2027                                         40              40
   2.750% due 2032                                        451             437
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                     14              14
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   1.479% due 06/15/30                                    459             456
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.700% due 02/25/34                                    141             141
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   1.630% due 10/19/26                                    339             338
                                                                 ------------
                                                                       45,656
                                                                 ------------

Municipal Bonds - 1.8%
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                    600             589
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    100             110
Florida State Board Education General Obligation
   Unlimited, weekly demand
   5.000% due 06/01/33                                    300             295
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.750% due 06/01/39                                    400             359

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Los Angeles Unified School District General
   Obligation Unlimited, weekly demand
   5.000% due 01/01/28                                    200             198
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/31                                    300             293
New York City Transitional Finance Authority
   Revenue Bonds, weekly demand
   5.000% due 02/01/33                                    300             291
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly demand
   5.000% due 10/01/33                                    600             588
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   4.375% due 06/01/19                                    100              97
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100              97
                                                                 ------------
                                                                        2,917
                                                                 ------------

Non-US Bonds - 0.8%
Deutsche Bundesrepublik
   5.250% due 01/04/11                           EUR      100             131
   4.500% due 01/04/13                           EUR      900           1,119
                                                                 ------------
                                                                        1,250
                                                                 ------------

United States Government Agencies - 0.7%
Federal Home Loan Mortgage Corp.
   2.750% due 03/15/08                                    210             203
Federal National Mortgage Association
   4.375% due 03/15/13                                    345             329
Financing Corp. Principal Only STRIP
   0.000% due 09/26/19                                    290             120
   0.000% due 04/05/19                                    380             162
   0.000% due 05/11/18                                     95              43
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                    600             238
                                                                 ------------
                                                                        1,095
                                                                 ------------

United States Government Treasuries - 9.2%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                                119             127
   3.875% due 01/15/09                                  1,032           1,150

                                                              Core Bond Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.250% due 01/15/10                                    670             767
   3.500% due 01/15/11                                    918           1,019
   3.000% due 07/15/12                                    836             904
   3.875% due 04/15/29                                    229             292
United States Treasury Note
   4.625% due 05/15/06                                  3,540           3,666
   7.000% due 07/15/06                                     85              92
   4.375% due 05/15/07                                     75              78
   3.375% due 12/15/08                                    405             400
   6.000% due 08/15/09                                  1,665           1,830
   5.000% due 02/15/11                                     15              16
   4.250% due 08/15/13                                  1,885           1,840
   4.750% due 05/15/14                                     95              96
   8.750% due 05/15/17                                    735             996
   6.000% due 02/15/26                                  1,120           1,207
                                                                 ------------
                                                                       14,480
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $94,384)                                                         95,693
                                                                 ------------
PREFERRED STOCKS - 0.5%
Financial Services - 0.5%
Centaur Funding Corp. (y)                             165,000             206
DG Funding Trust (y)                                       49             527
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $693)                                                               733
                                                                 ------------
SHORT-TERM INVESTMENTS - 55.0%
ABN Amro North America Discount Note (c)(y)
   1.040% due 07/06/04                                  2,100           2,100
   1.090% due 07/29/04                                    200             200
ANZ Delaware, Inc. (c)(y)
   1.050% due 07/06/04                                  1,300           1,300
   1.045% due 07/07/04                                    400             400
Barclays US Funding, LLC (y)
   1.110% due 08/25/04 (c)                                300             299
   1.280% due 09/21/04                                  1,700           1,693
   1.305% due 09/27/04                                    300             299
Bank of America Corp.
   Series MTNI
   1.430% due 10/22/04                                    250             250
Bundesschatzanweisungen
   3.000% due 12/10/04                                  2,440           2,980
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (y)
   1.050% due 07/02/04 (c)                              1,200           1,200
   1.070% due 07/15/04 (c)                                100             100
   1.300% due 09/07/04                                    599             598

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Danske Corp. Commercial Paper
   1.070% due 07/26/04 (c)(y)                             100             100
DNB Nor Bank ASA Commercial Paper
   1.260% due 09/20/04 (y)                              1,600           1,593
European Investment Bank
   1.050% due 07/16/04 (y)                              1,200           1,199
   0.875% due 11/08/04                           JPY   10,000              92
Federal Home Loan Bank Discount Note (y)
   1.165% due 07/16/04 (c)                                600             600
   1.170% due 07/16/04                                    800             799
Federal Home Loan Bank System
   4.125% due 01/14/05                                    185             187
Federal Home Loan Mortgage Corp. Discount Note
   (y)
   1.150% due 08/17/04                                    800             799
   Zero Coupon due 08/24/04                             1,300           1,298
   1.440% due 09/14/04                                    800             797
   1.445% due 09/14/04                                    900             897
   1.437% due 09/30/04                                    800             797
   1.560% due 10/20/04                                    600             597
Federal National Mortgage Association Discount
   Note (y)
   1.005% due 07/01/04 (c)                              2,700           2,700
   1.010% due 07/01/04 (c)                                700             700
   1.040% due 07/14/04 (c)                                800             800
   1.045% due 07/14/04                                  1,300           1,299
   1.150% due 08/18/04                                  1,300           1,298
   1.105% due 09/01/04                                    500             498
   1.225% due 09/01/04                                  1,300           1,297
   1.230% due 09/01/04                                    800             798
   1.380% due 09/01/04                                    800             797
   1.200% due 09/08/04                                  1,000             996
   1.415% due 09/08/04                                    100             100
   1.426% due 09/22/04                                    300             299
   1.435% due 09/22/04                                  1,000             996
Frank Russell Investment Company Money Market
   Fund                                            33,486,000          33,486
General Electric Capital Corp. Commercial Paper
   (y)
   1.060% due 07/12/04 (c)                                200             200
   1.460% due 09/14/04                                  1,300           1,295
   1.480% due 09/15/04                                    800             797

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   1.580% due 07/20/04                                    700             700
   1.570% due 07/30/04 (E)                                400             400
HBOS Treasury Services PLC (y)
   1.055% due 07/16/04 (c)                                100             100
   1.345% due 09/07/04                                    300             299
   1.475% due 09/13/04                                    100             100
   1.580% due 10/21/04                                  1,200           1,193
ING US Funding LLC Commercial Paper (y)
   1.040% due 07/02/04 (c)                                900             900
   1.345% due 09/09/04                                  1,400           1,395
Italy Government International Bond
   5.000% due 12/15/04                           JPY    6,000              56
KFW International Finance
   1.000% due 12/20/04                           JPY   29,000             266
Lloyds Bank PLC
   1.185% due 07/21/04 (y)                              1,700           1,699
National Australia Funding, Inc.
   1.050% due 07/02/04 (c)(y)                           2,000           2,000
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    523              16
Royal Bank of Scotland PLC
   1.135% due 09/04/04 (y)                              1,900           1,893
Svenska Handlesbanken, Inc. (y)
   1.065% due 07/14/04 (c)                              1,500           1,500
   1.075% due 07/28/04                                    800             799
Swedbank Forenings
   1.285% due 09/21/04                                    600             597
Toyota Motor Credit Corp.
   1.000% due 12/20/04                           JPY    5,000              46
UBS Finance, Inc. (y)
   1.060% due 07/21/04 (c)                                700             700
   1.270% due 09/20/04                                    100             100
Unicredit Delaware Commercial Paper
   1.470% due 09/14/04 (y)                              1,000             996
United States Treasury Bill (y)(s)
   1.135% due 09/02/04                                    255             254
   1.230% due 09/16/04                                     20              20
   1.391% due 09/16/04                                    500             498
   0.098% due 09/30/04                                    125             124

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Note
   7.875% due 11/15/04                                    220             225
US Bancorp
   Series MTNJ
   6.875% due 12/01/04                                    275             280
Westpac Capital Corp. (c)(y)
   1.030% due 07/09/04                                    100             100
   1.090% due 08/12/04                                    100             100
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $86,903)                                                         86,886
                                                                 ------------

WARRANTS & RIGHTS - 0.1%
Miscellaneous - 0.1%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series B                                         2,500,000              13
   Series C                                         2,500,000              50
   Series D                                         1,900,000              38
   Series E                                         1,900,000              31
                                                                 ------------
                                                                          132
                                                                 ------------
Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)                 175              --
                                                                 ------------

TOTAL WARRANTS
(cost $41)                                                                132
                                                                 ------------

TOTAL INVESTMENTS - 116.1%
(identified cost $182,021)                                            183,444

OTHER ASSETS AND LIABILITIES,
NET - (16.1%)                                                         (25,499)
                                                                 ------------

NET ASSETS - 100.0%                                                   157,945
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (9)                            2,193               (4)
   expiration date 03/05 (17)                           4,124              (26)
   expiration date 06/05 (19)                           4,590              (31)
   expiration date 09/05 (15)                           3,611              (28)
   expiration date 12/05 (15)                           3,600              (27)
   expiration date 03/06 (2)                              479               (4)

Germany, Federal Republic 5 Year Bonds
   expiration date 09/04 (27)                           3,623                8

United States Treasury Bonds
   expiration date 09/04 (15)                           1,596               28

United States Treasury 2 Year Notes
   expiration date 09/04 (57)                          12,001               22
United States Treasury 5 Year Notes
   expiration date 09/04 (64)                           6,956               43
United States Treasury 10 Year Notes
   expiration date 09/04 (218)                         23,834              278

Short Positions
United States Treasury Bonds
   expiration date 09/04 (25)                           2,659              (49)

United States Treasury 5 Year Notes
   expiration date 09/04 (38)                           4,130              (29)

United States Treasury 10 Year Notes
   expiration date 09/04 (13)                           1,421              (14)
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  167
                                                                  ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 Put (3)                                  --              --

Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                               1,140              --

United States Treasury Notes
5 Year Futures
   Aug 2004 111.50 Call (2)                               223              --
   Aug 2004 107.50 Put (3)                                323              (2)

United States Treasury Notes
10 Year Futures
   Aug 2004 110.00 Call (10)                            1,100              (9)
   Aug 2004 111.00 Call (4)                               444              (2)
   Aug 2004 114.00 Call (1)                               114              --
   Aug 2004 115.00 Call (11)                            1,265              --
   Aug 2004 105.00 Put (10)                             1,050              (1)
   Aug 2004 108.00 Put (6)                                648              (4)
                                                                 ------------

Total Liability for Options Written (premiums
   received $41)                                                          (18)
                                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,120      EUR         1,750    07/26/04                  7
EUR              66      USD            81    07/20/04                  1
EUR           1,750      USD         2,072    07/26/04                (56)
EUR           1,870      USD         2,263    12/10/04                 (8)
                                                           --------------

                                                                      (56)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          910      BBA minus 0.450%          07/31/04                    (2)

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          320      BBA minus 0.300%          11/30/04                     4
                                                                                                           ----------------
                                                                                                                          2
                                                                                                           ================

INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------
                                NOTIONAL                                                                       MARKET
       COUNTER                   AMOUNT                                                      TERMINATION       VALUE
        PARTY                       $                 FUND RECEIVES         FUND PAYS            DATE            $
---------------------   -------------------------   ------------------   ---------------   ----------------   --------
Bank of America         USD                 6,900   Three Month LIBOR    4.000%                12/15/09           (187)
Barclay's Bank PLC      EUR                   200   Six Month LIBOR      4.000%                06/17/10             (2)
Barclay's Bank PLC      GBP                    50   Six Month LIBOR      5.000%                06/16/11             (2)
Barclay's Bank PLC      USD                   900   Three Month LIBOR    4.000%                12/15/06              6
Goldman Sachs           EUR                 1,000   Six Month LIBOR      4.000%                06/17/08              5
Merrill Lynch           EUR                   900   Six Month LIBOR      4.000%                03/15/07             12
Merrill Lynch           EUR                 3,800   Six Month LIBOR      4.000%                06/17/10            (44)
UBS                     USD                   400   Three Month LIBOR    4.000%                12/15/06              3
UBS                     USD                 1,000   Three Month LIBOR    4.000%                12/15/09            (27)
                                                                                                              --------

Total Market Value of Interest Rate Swaps
   premiums paid (received) - ($232)                                                                              (236)
                                                                                                              ========

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor or backed by a letter of credit.
(z)   All or a portion of the shares of this security are on loan.
(y) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
(N) The security is purchased with the cash collateral from the securities loaned.
(B)   Illiquid Security.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD -- Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnamese dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 44  Notes to Schedules of Investments

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2004 (UNAUDITED)

                                                                           MULTI-STYLE EQUITY
AMOUNTS IN THOUSANDS                                                              FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            281,418
----------------------------------------------------------------------------------------------
Investments, at market***                                                              313,075
Cash                                                                                        --
Foreign currency holdings*                                                                  --
Unrealized appreciation on foreign currency exchange contracts                              --
Receivables:
      Dividends and interest                                                               308
      Investments sold                                                                   4,336
      Fund shares sold                                                                      85
      Foreign taxes recoverable                                                             --
      From Advisor                                                                           4
      Daily variation margin on futures contracts                                           80
Prepaid expenses                                                                             1
Unrealized appreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
                                                                          --------------------
Total assets                                                                           317,889
                                                                          --------------------

LIABILITIES
Payables:
      Investments purchased                                                              4,836
      Fund shares redeemed                                                                  59
      Accrued fees to affiliates                                                           213
      Other accrued expenses                                                                38
      Daily variation margin on futures contracts                                           --
Unrealized depreciation on foreign currency exchange contracts                              --
Options written, at market value**                                                          --
Payable upon return of securities loaned                                                 2,110
Unrealized depreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
                                                                          --------------------
Total liabilities                                                                        7,256
                                                                          --------------------

NET ASSETS                                                                $            310,633
                                                                          ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $                553
Accumulated net realized gain (loss)                                                   (87,518)
Unrealized appreciation (depreciation) on:
      Investments                                                                       31,657
      Futures contracts                                                                    124
      Options written                                                                       --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
Shares of beneficial interest                                                              262
Additional paid-in capital                                                             365,555
                                                                          --------------------
NET ASSETS                                                                $            310,633
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 46  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY       NON-U.S.       REAL ESTATE SECURITIES      CORE BOND
          FUND                FUND                  FUND                  FUND
-----------------------------------------------------------------------------------
     $      171,000      $      218,920        $      237,883        $      182,021
-----------------------------------------------------------------------------------
            192,756             249,900               301,524               183,444
                 --                  --                    --                 2,811
                 --               1,916                    --                   172
                 --                 159                    --                     8
                136                 489                 1,358                 1,024
              2,208                 705                   953                14,330
                154                 117                   114                    12
                 --                  85                    --                    --
                 13                  35                    --                     3
                 56                  86                    --                   213
                  1                   1                     1                     1
                 --                  --                    --                     4
                 --                  --                    --                    26
     --------------      --------------        --------------        --------------
            195,324             253,493               303,950               202,048
     --------------      --------------        --------------        --------------

              2,045                 399                   983                43,632
                 21                   6                    28                    13
                144                 183                   207                    79
                 14                  12                    16                    33
                 --                  37                    --                    --
                 --                 107                    --                    64
                 --                 761                    --                    18
             15,890              31,101                19,145                    --
                 --                  --                    --                     2
                 --                  --                    --                   262
     --------------      --------------        --------------        --------------
             18,114              32,606                20,379                44,103
     --------------      --------------        --------------        --------------

     $      177,210      $      220,887        $      283,571        $      157,945
     ==============      ==============        ==============        ==============
     $          183      $          612        $          968        $        1,054
              4,882             (50,612)                6,902                   686
             21,756              30,980                63,641                 1,423
                264                 362                    --                   167
                 --                  (6)                   --                    23
                 --                  --                    --                     2
                 --                  --                    --                    (4)
                 --                  49                    --                   (67)
                126                 218                   195                   152
            149,999             239,284               211,865               154,509
     --------------      --------------        --------------        --------------
     $      177,210      $      220,887        $      283,571        $      157,945
     ==============      ==============        ==============        ==============

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  47

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

                                                                           MULTI-STYLE EQUITY
                                                                                  FUND
----------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share*****                                         $              11.87
      Net assets                                                          $        310,633,217
      Shares outstanding ($.01 par value)                                           26,175,498
----------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                 --
**    Premiums received on options written                                $                 --
***   Securities on loan included in investments                          $              2,054
****  Interest rate swap contracts - premiums paid (received)             $                 --
***** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 48  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY       NON-U.S.       REAL ESTATE SECURITIES      CORE BOND
          FUND                FUND                  FUND                  FUND
-----------------------------------------------------------------------------------
     $        14.05      $        10.15        $        14.53        $        10.39
     $  177,209,510      $  220,887,258        $  283,570,764        $  157,944,556
         12,611,622          21,761,089            19,510,556            15,202,355
-----------------------------------------------------------------------------------
     $           --      $        1,923        $           --        $          172
     $           --      $          755        $           --        $           41
     $       15,509      $       29,576        $       18,822        $           --
     $           --      $           --        $           --        $         (232)

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  49

RUSSELL INVESTMENT FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                              MULTI-STYLE
AMOUNTS IN THOUSANDS                                                          EQUITY FUND
----------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends                                                           $              2,271
      Dividends from affiliated money market fund                                           85
      Interest                                                                               6
      Securities lending income                                                              5
      Less foreign taxes withheld                                                           --
                                                                          --------------------
Total investment income                                                                  2,367
                                                                          --------------------

EXPENSES
      Management fees                                                                    1,198
      Custodian fees                                                                       125
      Transfer agent fees                                                                    4
      Professional fees                                                                     22
      Trustees' fees                                                                         4
      Printing fees                                                                          7
      Miscellaneous                                                                         15
                                                                          --------------------
      Expenses before reductions                                                         1,375
      Expense reductions                                                                   (39)
                                                                          --------------------
Net expenses                                                                             1,336
                                                                          --------------------
Net investment income (loss)                                                             1,031
                                                                          --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                       13,497
      Futures contracts                                                                  1,182
      Options written                                                                       --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net realized gain (loss)                                                                14,679
                                                                          --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                                       (6,056)
      Futures contracts                                                                   (594)
      Options written                                                                       --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net change in unrealized appreciation (depreciation)                                    (6,650)
                                                                          --------------------
Net realized and unrealized gain (loss)                                                  8,029
                                                                          --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $              9,060
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 50  Statement of Operations

           AGGRESSIVE EQUITY               NON-U.S.         REAL ESTATE SECURITIES        CORE BOND
                  FUND                       FUND                    FUND                   FUND
--------------------------------------------------------------------------------------------------------

     $                        1,016   $             3,633    $             5,560     $                29
                                 49                    81                     41                     168
                                  4                    16                     --                   2,167
                                 37                    73                      8                      --
                                 --                  (435)                    --                      --
     ------------------------------   -------------------    -------------------     -------------------
                              1,106                 3,368                  5,609                   2,364
     ------------------------------   -------------------    -------------------     -------------------

                                835                 1,037                  1,171                     455
                                130                   270                     48                      74
                                  3                     3                      3                       2
                                 20                    28                     21                      18
                                  2                     3                      4                       2
                                  4                     5                      6                       4
                                 15                    10                      3                       1
     ------------------------------   -------------------    -------------------     -------------------
                              1,009                 1,356                  1,256                     556
                                (86)                 (101)                    --                     (26)
     ------------------------------   -------------------    -------------------     -------------------
                                923                 1,255                  1,256                     530
     ------------------------------   -------------------    -------------------     -------------------
                                183                 2,113                  4,353                   1,834
     ------------------------------   -------------------    -------------------     -------------------

                             11,887                10,878                  9,843                     849
                                575                 1,038                     --                     199
                                 --                  (378)                    --                     154
                                 --                    --                     --                      53
                                 --                    --                     --                    (116)
                                 --                  (354)                    --                    (233)
     ------------------------------   -------------------    -------------------     -------------------
                             12,462                11,184                  9,843                     906
     ------------------------------   -------------------    -------------------     -------------------
                             (5,689)               (3,795)                 3,201                  (2,196)
                                (69)                   95                     --                     (49)
                                 --                    10                     --                     (45)
                                 --                    --                     --                     (65)
                                 --                    --                     --                     (45)
                                 --                  (283)                    --                     144
     ------------------------------   -------------------    -------------------     -------------------
                             (5,758)               (3,973)                 3,201                  (2,256)
     ------------------------------   -------------------    -------------------     -------------------
                              6,704                 7,211                 13,044                  (1,350)
     ------------------------------   -------------------    -------------------     -------------------
     $                        6,887   $             9,324    $            17,397     $               484
     ==============================   ===================    ===================     ===================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  51

RUSSELL INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      MULTI-STYLE EQUITY
                                                                                             FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS                 YEAR
                                                                                 ENDED                  ENDED
                                                                             JUNE 30, 2004           DECEMBER 31,
Amounts in thousands                                                          (UNAUDITED)                2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             1,031    $              1,977
      Net realized gain (loss)                                                         14,679                  13,702
      Net change in unrealized appreciation (depreciation)                             (6,650)                 47,424
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                   9,060                  63,103
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income                                                       (1,127)                 (1,743)
      From net realized gain                                                               --                      --
      Tax return of capital                                                                --                      --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                          (1,127)                 (1,743)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                     5,933                  28,613
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                            13,866                  89,973

NET ASSETS
      Beginning of period                                                             296,767                 206,794
                                                                          -------------------    --------------------
      End of period                                                       $           310,633    $            296,767
                                                                          ===================    ====================
      Undistributed (overdistributed) net investment income included
       in net assets                                                      $               553    $                649

See accompanying notes which are an integral part of the financial statements.

 52  Statement of Changes in Net Assets

           AGGRESSIVE EQUITY                     NON-U.S.                   REAL ESTATE SECURITIES
                  FUND                             FUND                              FUND
     ------------------------------   -------------------------------   -------------------------------
      SIX MONTHS          YEAR          SIX MONTHS          YEAR          SIX MONTHS          YEAR
         ENDED           ENDED            ENDED            ENDED            ENDED            ENDED
     JUNE 30, 2004    DECEMBER 31,    JUNE 30, 2004     DECEMBER 31,    JUNE 30, 2004     DECEMBER 31,
      (UNAUDITED)         2003         (UNAUDITED)          2003         (UNAUDITED)          2003
-------------------------------------------------------------------------------------------------------

     $         183   $          117   $        2,113   $        1,801   $        4,353   $        9,111
            12,462           16,388           11,184              579            9,843             (511)
            (5,758)          31,170           (3,973)          53,362            3,201           55,264
     -------------   --------------   --------------   --------------   --------------   --------------
             6,887           47,675            9,324           55,742           17,397           63,864
     -------------   --------------   --------------   --------------   --------------   --------------

                --             (138)            (811)          (4,573)          (2,223)         (10,273)
                --               --               --               --               --               --
                --               --               --               --               --             (341)
     -------------   --------------   --------------   --------------   --------------   --------------
                --             (138)            (811)          (4,573)          (2,223)         (10,614)
     -------------   --------------   --------------   --------------   --------------   --------------

             3,938           21,054            5,755           17,610           13,706           41,265
     -------------   --------------   --------------   --------------   --------------   --------------

            10,825           68,591           14,268           68,779           28,880           94,515

           166,385           97,794          206,619          137,840          254,691          160,176
     -------------   --------------   --------------   --------------   --------------   --------------
     $     177,210   $      166,385   $      220,887   $      206,619   $      283,571   $      254,691
     =============   ==============   ==============   ==============   ==============   ==============
     $         183   $           --   $          612   $         (690)  $          968   $       (1,162)

                CORE BOND
                  FUND
     -------------------------------
       SIX MONTHS          YEAR
         ENDED            ENDED
     JUNE 30, 2004     DECEMBER 31,
      (UNAUDITED)          2003
---
     $        1,834   $        4,208
                906            4,198
             (2,256)             243
     --------------   --------------
                484            8,649
     --------------   --------------
             (1,214)          (5,257)
               (487)          (2,755)
                 --               --
     --------------   --------------
             (1,701)          (8,012)
     --------------   --------------
             11,960            6,285
     --------------   --------------
             10,743            6,922
            147,202          140,280
     --------------   --------------
     $      157,945   $      147,202
     ==============   ==============
     $        1,054   $          434

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  53

RUSSELL INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                $               $
                                           NET ASSET VALUE,         NET          NET REALIZED    TOTAL INCOME
                                             BEGINNING OF       INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME LOSS)(A)    GAIN (LOSS)      OPERATIONS
-------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2004*                                   11.56              .04                .31            .35
December 31, 2003                                 9.04              .08               2.51           2.59
December 31, 2002                                11.84              .06              (2.80)         (2.74)
December 31, 2001                                14.13              .07              (2.06)         (1.99)
December 31, 2000                                16.79              .08              (2.10)         (2.02)
December 31, 1999                                16.02              .12               2.41           2.53
-------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2004*                                   13.47              .01                .57            .58
December 31, 2003                                 9.26              .01               4.21           4.22
December 31, 2002                                11.44             (.02)             (2.16)         (2.18)
December 31, 2001                                11.73               --(d)            (.28)          (.28)
December 31, 2000                                13.36              .04               (.16)          (.12)
December 31, 1999                                12.70              .05                .71            .76
-------------------------------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2004*                                    9.76              .10                .33            .43
December 31, 2003                                 7.20              .09               2.69           2.78
December 31, 2002                                 8.64              .06              (1.37)         (1.31)
December 31, 2001                                11.15              .06              (2.52)         (2.46)
December 31, 2000                                14.19              .10              (2.11)         (2.01)
December 31, 1999                                11.09              .10               3.53           3.63
-------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2004*                                   13.71              .22                .71            .93
December 31, 2003                                10.51              .55               3.28           3.83
December 31, 2002                                10.75              .54               (.13)           .41
December 31, 2001                                10.67              .57                .24            .81
December 31, 2000                                 8.81              .54               1.81           2.35
December 31, 1999 (1)                            10.00              .35              (1.08)          (.73)
-------------------------------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2004*                                   10.47              .13               (.10)           .03
December 31, 2003                                10.43              .31                .31            .62
December 31, 2002                                10.13              .36                .52            .88
December 31, 2001                                10.07              .54                .18            .72
December 31, 2000                                 9.64              .61                .33            .94
December 31, 1999                                10.68              .59               (.65)          (.06)
-------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2004*                                  (.04)                --             --
December 31, 2003                               (.07)                --             --
December 31, 2002                               (.06)                --             --
December 31, 2001                               (.06)              (.24)            --
December 31, 2000                               (.08)              (.56)            --
December 31, 1999                               (.12)             (1.64)            --
----------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2004*                                    --                 --             --
December 31, 2003                               (.01)                --             --
December 31, 2002                                 --                 --             --
December 31, 2001                                 --(d)              --           (.01)
December 31, 2000                               (.05)             (1.46)            --
December 31, 1999                               (.04)              (.06)            --
----------------------------------------
NON-U.S. FUND
June 30, 2004*                                  (.04)                --             --
December 31, 2003                               (.22)                --             --
December 31, 2002                               (.13)                --             --
December 31, 2001                               (.04)                --           (.01)
December 31, 2000                                 --              (1.00)          (.03)
December 31, 1999                               (.23)              (.30)            --
----------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2004*                                  (.11)                --             --
December 31, 2003                               (.61)                --           (.02)
December 31, 2002                               (.57)              (.08)            --
December 31, 2001                               (.55)              (.18)            --
December 31, 2000                               (.49)                --             --
December 31, 1999 (1)                           (.34)                --           (.12)
----------------------------------------
CORE BOND FUND
June 30, 2004*                                  (.08)              (.03)            --
December 31, 2003                               (.38)              (.20)            --
December 31, 2002                               (.30)              (.28)            --
December 31, 2001                               (.60)              (.06)            --
December 31, 2000                               (.51)                --             --
December 31, 1999                               (.61)              (.16)          (.21)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 54  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,         NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (.04)             11.87                3.05            310,633               .87                 .90
          (.07)             11.56               28.86            296,767               .87                 .95
          (.06)              9.04              (23.19)           206,794               .92                 .99
          (.30)             11.84              (14.21)           251,730               .92                 .99
          (.64)             14.13              (12.26)           262,664               .92                 .93
         (1.76)             16.79               17.17            285,877               .92                 .96
---------------------------------------------------------------------------------------------------------------------
            --              14.05                4.31            177,210              1.05                1.15
          (.01)             13.47               45.60            166,385              1.06                1.26
            --               9.26              (19.06)            97,794              1.25                1.36
          (.01)             11.44               (2.36)           111,693              1.25                1.38
         (1.51)             11.73                (.66)           106,665              1.25                1.28
          (.10)             13.36                6.08             99,150              1.25                1.34
---------------------------------------------------------------------------------------------------------------------
          (.04)             10.15                4.38            220,887              1.15                1.24
          (.22)              9.76               38.78            206,619              1.16                1.41
          (.13)              7.20              (15.15)           137,840              1.30                1.48
          (.05)              8.64              (22.03)           154,494              1.30                1.43
         (1.03)             11.15              (14.43)           185,644              1.30                1.37
          (.53)             14.19               33.36            195,519              1.30                1.50
---------------------------------------------------------------------------------------------------------------------
          (.11)             14.53                6.75            283,571               .91                 .91
          (.63)             13.71               37.21            254,691               .95                 .95
          (.65)             10.51                3.80            160,176               .99                 .99
          (.73)             10.75                7.84            111,982              1.06                1.06
          (.49)             10.67               27.24             88,713              1.08                1.08
          (.46)              8.81               (7.26)            55,318              1.15                1.15
---------------------------------------------------------------------------------------------------------------------
          (.11)             10.39                 .35            157,945               .70                 .73
          (.58)             10.47                6.15            147,202               .71                 .78
          (.58)             10.43                8.84            140,280               .80                 .80
          (.66)             10.13                7.41            109,971               .80                 .88
          (.51)             10.07               10.00             88,514               .80                 .84
          (.98)              9.64                (.61)            83,620               .80                 .86
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
       NET ASSETS(C)     TURNOVER RATE(B)
---
            .67                63.61
            .82               107.67
            .61               145.90
            .57               131.67
            .51               161.09
            .74                67.67
-----------------------------------------
            .21                83.10
            .10               138.95
           (.17)              139.24
            .01               180.38
            .27               203.48
            .37               111.46
-----------------------------------------
           1.94                45.03
           1.14                50.29
            .77                60.98
            .64                79.79
            .78                86.06
            .80                83.45
-----------------------------------------
           3.16                26.71
           4.66                38.84
           5.01                55.43
           5.35                55.13
           5.58                45.79
           5.84                23.98
-----------------------------------------
           2.42                84.52
           2.86               232.64
           3.52               207.60
           5.25               205.62
           6.20               171.48
           5.77               139.06
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  55

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended June 30, 2004 (Unaudited).
(1) For the period April 30, 1999 (commencement of operations) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 56  Notes to Financial Highlights

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded. Equity securities traded on NASDAQ or in a U.S. OTC market will be valued at the official closing price (NOCP) as of the close of the market's regular trading hours.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sales price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times.

   Occasionally, significant events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

                                               Notes to Financial Statements  57

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swaps, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, capital loss carryforwards and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 58  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2004 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds will not enter into any such transactions unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium

                                               Notes to Financial Statements  59

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures contracts

   The Funds utilize futures to equitize uninvested cash balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Investment in international markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Swap agreements

   The Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

 60  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   For the period ended June 30, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Multi-Style Equity        $     199,870,755   $     182,449,612
Aggressive Equity               143,330,035         138,896,396
Non-U.S.                         99,956,592          90,137,928

---------------------------------------------------------------
         FUNDS                PURCHASES             SALES
Real Estate Securities    $      87,913,965   $      72,350,307
Core Bond                        38,193,365          33,507,035

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUND                        PURCHASES               SALES
   --------------------------------------------------------------------------------
   Core Bond                              $        48,836,676   $        53,566,090

   Written Options Contracts

   Fund transactions in written options for the period ended June 30, 2004 were as follows:

                                                          NON-U.S.                                     CORE BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2003                         101    $               846                     47    $                89
   Opened                                              1,131                 13,633                    186                    105
   Closed                                             (1,152)               (13,724)                   (21)                   (18)
   Expired                                                --                     --                   (161)                  (135)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding June 30, 2004                              80    $               755                     51    $                41
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of June 30, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                               VALUE OF            VALUE OF
         FUNDS            SECURITIES ON LOAN      COLLATERAL
----------------------------------------------------------------
Multi-Style Equity        $       2,053,643    $       2,110,220
Aggressive Equity                15,509,224           15,901,638

----------------------------------------------------------------
                               VALUE OF            VALUE OF
         FUNDS            SECURITIES ON LOAN      COLLATERAL
Non-U.S.                  $      29,576,420    $      31,176,254
Real Estate Securities           18,821,676           19,145,392

                                               Notes to Financial Statements  61

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   As of June 30, 2004, the cash collateral received for the securities on loan are invested as follows:

                                             STATE STREET
                                          SECURITIES LENDING
                   FUNDS                     QUALITY TRUST
   ----------------------------------------------------------
   Multi-Style Equity                     $         2,110,220
   Aggressive Equity                               15,889,638
   Non-U.S.                                        31,101,318
   Real Estate Securities                          19,145,392

   As of June 30, 2004, the non-cash collateral received for the securities on loan in the following funds was:

                                          NON-CASH COLLATERAL
                   FUNDS                         VALUE                NON-CASH COLLATERAL HOLDING
   -------------------------------------------------------------------------------------------------
   Aggressive Equity                      $            12,000       Pool of US Government Securities
   Non-U.S.                                            74,936       Pool of US Government Securities

4. RELATED PARTY TRANSACTIONS, FEES AND EXPENSES

   Manager

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund. As of June 30, 2004, $71,516,000 of the Money Market Fund's net assets represents investments by the Funds.

   For the period ended June 30, 2004, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $4,695,725 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                   FUNDS                  ANNUAL RATE
   ---------------------------------------------------
   Multi-Style Equity                         0.78%
   Aggressive Equity                          0.95
   Non-U.S.                                   0.95
   Real Estate Securities                     0.85
   Core Bond                                  0.60

   FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the period ended June 30, 2004. The advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   The expense caps and waivers were as follows:

                   FUNDS                      EXPENSE CAP       MANAGER FEES WAIVED
   --------------------------------------------------------------------------------
   Multi-Style Equity                            0.87%          $            39,039
   Aggressive Equity                             1.05                        85,786
   Non-U.S.                                      1.15                       100,589
   Real Estate Securities                        1.10                            --
   Core Bond                                     0.70                        25,890

 62  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2004, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                            CUSTODY CREDIT
                   FUNDS                        AMOUNT
   ----------------------------------------------------------
   Multi-Style Equity                     $                87
   Aggressive Equity                                      236
   Non-U.S.                                               260
   Real Estate Securities                                 124
   Core Bond                                              400

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended June 30, 2004 were $36,957. Since June 1, 2004, these fees were borne by FRIMCo and will no longer be charged to the Funds.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the period ended June 30, 2004 were $15,119.

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended June 30, 2004 were as follows:

             FUNDS                    AMOUNT
------------------------------------------------
Multi-Style Equity                $        5,529
Aggressive Equity                          5,147

------------------------------------------------
             FUNDS                    AMOUNT
Non-U.S.                          $        9,869
Real Estate Securities                       525

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                               Notes to Financial Statements  63

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At December 31, 2003, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   Capital loss carryforward

                                              12/31/09           12/31/10           12/31/11            TOTALS
   ----------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                     $     45,480,975   $     42,288,325   $      3,419,554   $     91,188,854
   Aggressive Equity                                    --          7,535,681                 --          7,535,681
   Non-U.S.                                     26,643,305         25,579,757          5,516,762         57,739,824
   Real Estate Securities                               --                 --          3,692,826          3,692,826

   At June 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                   REAL ESTATE
                                        MULTI-STYLE EQUITY   AGGRESSIVE EQUITY      NON-U.S.        SECURITIES       CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                    $  282,874,792      $  171,854,691     $  220,782,742   $  238,588,090   $  182,067,821
                                          ==============      ==============     ==============   ==============   ==============
   Unrealized Appreciation                    34,761,943          24,484,098         32,236,978       63,671,455        2,213,975
   Unrealized Depreciation                    (4,561,859)         (3,582,512)        (3,119,513)        (735,120)        (837,327)
                                          --------------      --------------     --------------   --------------   --------------
   Net Unrealized Appreciation
     (Depreciation)                       $   30,200,084      $   20,901,586     $   29,117,465   $   62,936,335   $    1,376,648
                                          ==============      ==============     ==============   ==============   ==============

 64  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
                                                  -----------------   -----------------   -----------------   -----------------
      MULTI-STYLE EQUITY
      Proceeds from shares sold                               2,145               3,987   $          25,138   $          40,534
      Proceeds from reinvestment of
         distributions                                           95                 181               1,127               1,744
      Payments for shares redeemed                           (1,736)             (1,381)            (20,332)            (13,665)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             504               2,787   $           5,933   $          28,613
                                                  =================   =================   =================   =================
      AGGRESSIVE EQUITY
      Proceeds from shares sold                               1,427               3,825   $          19,956   $          43,296
      Proceeds from reinvestment of
         distributions                                           --                  11                  --                 138
      Payments for shares redeemed                           (1,164)             (2,043)            (16,018)            (22,380)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             263               1,793   $           3,938   $          21,054
                                                  =================   =================   =================   =================
      NON-U.S.
      Proceeds from shares sold                               1,938               2,604   $          19,367   $          21,233
      Proceeds from reinvestment of
         distributions                                           80                 489                 811               4,572
      Payments for shares redeemed                           (1,434)             (1,048)            (14,423)             (8,195)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             584               2,045   $           5,755   $          17,610
                                                  =================   =================   =================   =================
      REAL ESTATE SECURITIES
      Proceeds from shares sold                               2,381               3,284   $          34,024   $          39,761
      Proceeds from reinvestment of
         distributions                                          145                 856               2,224              10,614
      Payments for shares redeemed                           (1,593)               (806)            (22,542)             (9,110)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             933               3,334   $          13,706   $          41,265
                                                  =================   =================   =================   =================
      CORE BOND
      Proceeds from shares sold                               1,761               2,229   $          18,451   $          23,733
      Proceeds from reinvestment of
         distributions                                          162                 760               1,700               8,011
      Payments for shares redeemed                             (781)             (2,383)             (8,191)            (25,459)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           1,142                 606   $          11,960   $           6,285
                                                  =================   =================   =================   =================

7. BENEFICIAL INTEREST

   As of June 30, 2004, the following table includes shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company was the largest shareholder in each Fund.

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Multi-Style Equity                              3                   82.5
   Aggressive Equity                               3                   82.7
   Non-U.S.                                        3                   87.0
   Real Estate Securities                          3                   89.1
   Core Bond                                       3                   91.3

8. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on

                                               Notes to Financial Statements  65

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of June 30, 2004:

                                                                                                         COST
          FUND - % OF NET ASSETS            ACQUISITION           SHARES         COST PER UNIT          (000)
                SECURITIES                      DATE           OUTSTANDING             $                  $
   ----------------------------------------------------------------------------------------------------------------
   CORE BOND FUND -- 2.7%
   BAE Systems Holdings, Inc.                     12/28/01            350,000             100.10                350
   BCI US Funding Trust                           01/07/03            250,000             108.08                270
   Bombardier, Inc.                               04/14/04             85,000              90.82                 77
   Centaur Funding Corp.                          03/07/02            165,000               1.07                177
   DBS Capital Funding Corp.                      10/17/03            135,000             112.65                152
   DG Funding Trust                               11/04/03                 49          10,537.12                516
   Dresdner Bank AG for Kyivstar GSM              11/05/02            140,000             100.73                141
   HVB Funding Trust I                            05/01/03            150,000              96.70                145
   Korea Electric Power Corp.                     04/20/04             60,000              98.44                 59
   Miller Brewing Co.                             08/06/03            130,000              99.28                129
   Mizuho Financial Group Cayman, Ltd.            02/27/04            130,000              99.95                130
   Mizuho Preferred Capital Co. LLC               08/20/99            315,000              90.81                286
   Monumental Global Funding II                   02/04/03            155,000             100.00                155
   Natexis Ambs Co. LLC                           06/24/98            120,000             106.14                127
   OAO Gazprom                                    02/21/03            100,000             107.52                108
   Parker Hannifin Employee Stock
      Ownership Trust                             03/09/99            243,211             100.00                243
   Qwest Services Corp. Step Up Bond              03/02/04             40,000             116.53                 47
   Systems 2001 AT LLC                            03/08/02            145,055             102.09                148
   Telecom Italia Capital SA                      10/22/03            230,000              99.76                229
   Telecom Italia Capital SA                      10/22/03             80,000              99.56                 80
   Tenaska Alabama II Partners, LP                10/09/03            113,092             100.00                113
   TPSA Finance BV                                08/20/02             85,000              95.72                 81
   Zurich Capital Trust I                         01/10/03            245,000              93.92                230

                                            MARKET VALUE
          FUND - % OF NET ASSETS               (000)
                SECURITIES                       $
   -------------------------------------
   CORE BOND FUND -- 2.7%
   BAE Systems Holdings, Inc.                          373
   BCI US Funding Trust                                280
   Bombardier, Inc.                                     72
   Centaur Funding Corp.                               206
   DBS Capital Funding Corp.                           151
   DG Funding Trust                                    527
   Dresdner Bank AG for Kyivstar GSM                   152
   HVB Funding Trust I                                 173
   Korea Electric Power Corp.                           57
   Miller Brewing Co.                                  130
   Mizuho Financial Group Cayman, Ltd.                 128
   Mizuho Preferred Capital Co. LLC                    345
   Monumental Global Funding II                        155
   Natexis Ambs Co. LLC                                137
   OAO Gazprom                                         103
   Parker Hannifin Employee Stock
      Ownership Trust                                  259
   Qwest Services Corp. Step Up Bond                    47
   Systems 2001 AT LLC                                 154
   Telecom Italia Capital SA                           223
   Telecom Italia Capital SA                            77
   Tenaska Alabama II Partners, LP                     113
   TPSA Finance BV                                      94
   Zurich Capital Trust I                              271
                                          ----------------
                                                     4,227
                                          ================

9. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
   (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 66  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Five year term   - Director Emeritus, FRC              35         None
  Jr.,                and Chairman                       - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since                       RIF
                      1999                               - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SsgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SsgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990 to 2003, President,            35         None
  Phillips,           2002              successor is       FRC,
  Born January 20,                      duly elected     - 1993 to 2003, CEO, FRC
  1948                                  and qualified.   - Chairman of the Board and
                                                           Director, FRC
  909 A Street                                           - Trustee, FRIC and RIF
  Tacoma, Washington                                     - Director, FRTC and Frank
  98402-1616                                               Russell Capital Inc.
                                                         - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  67

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 35         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  35         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  35         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2004, Chief Financial               35         - Director, Gold
 Born June 6, 1946    2003              successor is       Officer, Waddell & Reed                          Banc
                                        duly elected     - 2001 to 2003, Vice President                     Corporation,
 909 A Street                           and qualified      and Chief Financial Officer,                     Inc.
 Tacoma, Washington                                        Janus Capital Group Inc.
 98402-1616                                              - 1979 to 2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 35         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996 to 2000, Chief
 Tacoma, Washington                                        Executive Officer,
 98402-1616                                                Seattle/King County Chapter
                                                           of the American Red Cross
----------------------------------------------------------------------------------------------------------------------------

 68  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  35         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  35         None
 Tennison, Jr.        2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  69

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995-2003, Managing Director, Europe, Africa, and the
                                                                     Middle East
                                                                   - 1998-2003, Managing Director, International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Frank Russell Fund Distributors,
 Tacoma, Washington                                                  Inc.
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees      - Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 70  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S. C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800)787-7354

RUSSELL INVESTMENT FUNDS
 909 A Street, Tacoma, Washington 98402
 (800) 832-6688
 In Washington (253) 627-7001

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Multi-Style Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit,
   New York, NY
 Ark Asset Management Co., Inc., New York, NY
 Brandywine Asset Management, LLC, Wilmington, DE
 DePrince, Race & Zollo, Inc., Orlando, FL
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Geewax, Terker & Company, Chadds Ford, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 TimesSquare Capital Management, Inc., New York, NY

Non-U.S. Fund
 AQR Capital Management, LLC, New York, NY
 Fidelity Management & Research Company, Boston, MA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

                               Manager, Money Managers and Service Providers  71

RUSSELL INVESTMENT FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Core Bond Fund
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 72  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

                      (This page intentionally left blank)

RUSSELL LOGO


Russell Investment Funds
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                36-08-072 (06/04)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS [ANNUAL REPORT ONLY]

ITEM 6. SCHEDULE OF INVESTMENTS [INCLUDED IN ITEM 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. [NOT APPLICABLE]

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. [NOT APPLICABLE]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 11. EXHIBITS

                                  EXHIBIT LIST

      (a) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By: /s/ Leonard P. Brennan
    --------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: August 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Leonard P. Brennan
    --------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: August 11, 2004


By: /s/ Mark E. Swanson
    --------------------------------------
    Mark E. Swanson
    Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 11, 2004